SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin California Tax-Free Trust covers the period ended June 30, 2000. The reporting period was marked by economic strength, as U.S. gross domestic product (GDP) rose appreciably, consumer confidence remained strong, unemployment hit a 30-year low and domestic stock markets surged to all-time highs. In the face of such economic expansion, inflation as measured by the Consumer Price Index was a modest 3.7% for the year under review.


BOND MARKET OVERVIEW
Bond markets started the period in what looked to be a potentially positive year due to interest-rate expectations. However, the Federal Reserve Board (the Fed) proceeded to raise the federal funds target rate on five separate occasions because of inflation fears. This made the second half of 1999 and early 2000 one of the worst periods that bond markets have ever experienced. In February, the government announced it would sponsor 30-year Treasury buybacks and reduce future issuance of long-term Treasuries. This, coupled with several signs that U.S. economic growth might be slowing, caused a supply/demand imbalance. These circumstances caused long-term Treasury bond prices to rise sharply, resulting in an inverted yield curve. That is, rates on long-term bonds declined below those of short-term bonds. None of the other domestic fixed-income markets, including municipal bonds, experienced such an inversion.




CONTENTS


Shareholder Letter ....................................................        1

Fund Reports

 Franklin California Insured
 Tax-Free Income Fund .................................................        6

 Franklin California
 Intermediate-Term
 Tax-Free Income Fund ..................................................      13

 Franklin California
 Tax-Exempt Money Fund ................................................       18

Municipal Bond Ratings ................................................       21

Financial Highlights &
Statements of Investments .............................................       24

Financial Statements ..................................................       52

Notes to
Financial Statements ..................................................       57

Independent
Auditors' Report ......................................................       62

Tax Designation .......................................................       63


                        [FUND CATEGORY PYRAMID GRAPHIC]



The yield on the 30-year Treasury declined from 5.96% at the beginning of the Fund's fiscal year, to 5.89% on June 30, 2000, reaching a high of 6.75% on January 20, 2000. The yield on the Bond Buyer Municipal Bond Index (Bond Buyer
40), an indicator of the municipal bond market, rose from 5.55% to 5.91% for the same period, while its price declined 5.09%.(1) As interest rates and yields increased, the dollar value of bonds decreased, meaning bond funds in general declined in value.

Municipal bond supply in 1999 and first quarter 2000 added pressure to the already volatile municipal bond market. Although less than in 1998, the $227 billion issuance in 1999 was the fourth-highest on record. We anticipate decreased new issuance for the remainder of 2000. The near-record volume did have some benefit, as it helped municipal bonds remain cheap relative to Treasuries. During the year under review, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 103% of a comparable Treasury bond's yield. Historically, this ratio is about 90%.(2) Because municipal bonds are tax-exempt, they generally yield less than Treasuries, which are subject to federal income tax.(3) When municipals are yielding nearly the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost.

Looking forward, we anticipate that the Fed will monitor inflationary tendencies closely. If they succeed in keeping inflation in check and the economy slows toward the end of 2000, the bond markets could begin to experience less volatility.

1. Source: The Bond Buyer. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.

2. Source: The Bond Buyer, 3/00.

3. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.


The last few times municipal bonds lost ground, they enjoyed sharp rebounds in the following year. For example, in 1994, when the Fed raised interest rates six times, the average general municipal bond fund lost 6.5% in total return. In the following year, rates declined, and the average municipal bond fund gained nearly 17%. Although there is no guarantee that bond markets and municipal bond funds will repeat past behavior, markets do go through cycles. Predicting these cycles is very difficult, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the funds' total return performance.


CALIFORNIA UPDATE

The year under review marked California's sixth consecutive year of economic expansion and fifth straight year in which economic growth and job creation exceeded the national average. Although the state's low 5.2% unemployment rate still topped the 4.0% national average in June, this rate dropped faster than the national average during the reporting period.(4)

The largest employment gains during the reporting period occurred in construction and services, due particularly to the explosion of Internet-related firms; tourism and entertainment-related jobs also grew significantly.(4) These new jobs reflected a decade-long shift in the state's key industries, with computers, software and entertainment overtaking traditional manufacturing sectors such as cars, airplanes and steel in importance. Encouraging employment figures factored into the state's projections for 5.4% personal income growth in 2000, which was conservative compared with most outside forecasters' projections and followed a 6.6% increase in 1999. Per-capita income stabilized at about 104% of the national average after a long period of relative decline.(5)

4. Source: Bureau of Labor Statistics, 7/21/00.

The state's diversified, growing economy demonstrated resilience despite weakness in Asia, which is one of California's key export markets. Losses on state exports to the Pacific Rim during 1998 and 1999 were offset by NAFTA-induced export growth, which had increased substantially. By year-end 1999, exports to Mexico were 12.7% of total state exports, and to Canada, 12.1%.(5) California's economic expansion also translated into a record year for its housing market, with an 11.8% increase in the median home price for May 2000 compared with one year earlier.(6)

California's economy, as well as its improved fiscal management, contributed to Moody's(R) and Fitch's(R) decisions to upgrade California's debt to Aa3 and AA, respectively, during the reporting period.(7) This marked the first time in eight years that Standard & Poor's(R), Moody's Investors Service and Fitch IBCA Inc., three independent credit rating agencies, have viewed California's credit as double-A.(8)

California's total net tax-supported debt was slightly higher than $21.6 billion in 1999, approximately $729 per capita, or 2.4% of personal income, higher than the national median of $540 and 2.2%, respectively. California entered fiscal year 2000 with $9.6 billion in general and special fund surpluses, the largest amount the state has had in more than two decades.(9) These sizable balances, which should help cushion the negative impact of any future recessions, and projections for further California economic growth, albeit at a slower rate than that of the past two years, underlie the state's favorable credit outlook.


5. Source: Moody's Investors Service, 1/15/00.

6. Source: California Association of REALTORS, C.A.R. News Releases, 6/26/00.

7. Sources: Moody's Investors Service, 10/15/99, and Fitch IBCA, State of California, 2/16/00.

8. Source: Standard & Poor's, Ratings Direct, 2/17/00.

9. Source: The Bond Buyer, 1/3/00.

We encourage you to discuss your financial goals with an investment representative. Municipal bond funds provide an opportunity to diversify risk in investors' portfolios and continue to be an attractive investment for those seeking tax-free income. Such a tax-free investment offers a taxable equivalent yield that can be hard to match for a taxable investment with the same relative level of risk.

As always, we appreciate your support, welcome your questions and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin California Tax-Free Trust


/s/ Sheila Amoroso
Sheila Amoroso


/s/ Rafael R. Costas Jr.
Rafael R. Costas Jr.

Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department


WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.(10) You can find your Fund's taxable equivalent distribution rate and yield in the Performance Summary that follows your Fund's report.

10. For investors subject to the federal alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.


FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital by investing primarily in a portfolio of insured California municipal securities.(1), (2)
--------------------------------------------------------------------------------

Unabated economic growth in California and the nation as a whole led to inflationary fears during the one-year reporting period. This, in turn, prompted a round of Federal Reserve Board (Fed) tightening, as the Fed raised short-term interest rates five times during the Fund's fiscal year to curtail inflation and slow economic growth.

Generally rising interest rates presented challenges for the municipal bond market during the reporting period, as bond prices fall when interest rates rise. For the 12 months ended June 30, 2000, Franklin California Insured Tax-Free Income Fund's Class A share price was down 3%. In comparison, the Bond Buyer 40, an indicator of the municipal bond market, had a 5.09% price decline, and the Fund's benchmark, the Lehman Brothers Municipal Bond Index, was off 3.19%.(3)

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured security's market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 27.


On the upside, rising interest rates helped the Fund book tax losses, which can be carried forward to offset any future capital gains, and improve its structure, as we sold securities with relatively short call protection, such as Campbell COP, Dinuba RDA Tax Allocation - Redevelopment Project No. 2, Montclair RDA Tax Allocation - Redevelopment Project Area No. 3 and a portion of our Metropolitan Water District Revenue - Southern California Waterworks bonds. As part of our strategy to improve call protection, we also sold prerefunded bonds, lowering the Fund's exposure to this type of security from 14.1% on June 30, 1999, to 12.0% on June 30, 2000. We reinvested the proceeds from such sales in current coupon bonds with longer call protection. Such purchases included San Marcos Public Facilities Authority Revenue; California Statewide Community Development Authority Revenue; Jefferson San Mateo County - UHSD Refunding; Alameda Power & Telecommunication Electric System Revenue and Poway Redevelopment Agency Tax Allocation bonds.



PORTFOLIO BREAKDOWN
Franklin California Insured
Tax-Free Income Fund
6/30/00

                                                                      % OF TOTAL
                                                                       LONG-TERM
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Utilities                                                                17.2%

Tax-Supported                                                            16.8%

Transportation                                                           13.5%

Prerefunded                                                              12.0%

Hospital & Health Care                                                   11.0%

Subject to Government
Appropriation                                                            10.8%

General Obligation                                                        9.6%

Higher Education                                                          5.1%

Housing                                                                   2.6%

Other Revenue                                                             1.3%

Corporate-Backed                                                          0.1%


3. Sources: Lehman Brothers; The Bond Buyer. The unmanaged indexes include reinvested interest; one cannot invest directly in an index.

DIVIDEND DISTRIBUTIONS*
Franklin California Insured Tax-Free Income Fund
7/1/99 - 6/30/00

                                            DIVIDEND PER SHARE
                             ---------------------------------------------------
MONTH                         CLASS A             CLASS B**           CLASS C
--------------------------------------------------------------------------------
July                         5.05 cents              --              4.48 cents

August                       5.05 cents              --              4.48 cents

September                    5.05 cents              --              4.51 cents

October                      5.05 cents              --              4.51 cents

November                     5.05 cents              --              4.51 cents

December                     5.05 cents              --              4.52 cents

January                      5.05 cents              --              4.52 cents

February                     5.05 cents            2.88 cents        4.52 cents

March                        5.07 cents            4.54 cents        4.55 cents

April                        5.07 cents            4.54 cents        4.55 cents

May                          5.07 cents            4.54 cents        4.55 cents

June                         5.07 cents            4.51 cents        4.53 cents
--------------------------------------------------------------------------------
TOTAL                       60.68 CENTS           21.01 CENTS       54.23 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month.

**Effective February 1, 2000, the Fund began offering Class B shares to investors. See the prospectus for details.


Your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 11 shows that at the end of this reporting period, the Fund's Class A distribution rate was 4.95%, based on an annualization of the current 5.07 cent ($0.0507) per share dividend and the maximum offering price of $12.28 on June 30, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 45.22% would need to earn 9.04% from a taxable investment to match the Fund's tax-free distribution rate.

Looking forward, we believe the Fund's conservative buy-and-hold, income-oriented philosophy, as well as its reserve of higher coupon bonds from previous, higher interest-rate periods, should help moderate its share-price volatility, reduce portfolio turnover and protect its income stream.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN CALIFORNIA
INSURED TAX-FREE
INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ONE-YEAR PERFORMANCE SUMMARY
AS OF 6/30/00

One-year and aggregate total returns do not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                  +2.24%
Net Asset Value (NAV)                  (6/30/00) $11.76         (6/30/99) $12.12
Change in NAV                          -$0.36
Distributions (7/1/99-6/30/00)         Dividend Income          $0.6068
                                       Long-Term Capital Gain   $0.0016
                                       --------------------------------
                                       Total                    $0.6084


CLASS B
Aggregate Total Return                     +5.76%
Net Asset Value (NAV)                      (6/30/00) $11.78     (2/1/00) $11.36
Change in NAV                              +$0.42
Distributions (2/1/00-6/30/00)             Dividend Income      $0.2101


CLASS C
One-Year Total Return                  +1.66%
Net Asset Value (NAV)                  (6/30/00) $11.84         (6/30/99) $12.20
Change in NAV                          -$0.36
Distributions (7/1/99-6/30/00)         Dividend Income          $0.5423
                                       Long-Term Capital Gain   $0.0016
                                       --------------------------------
                                       Total                    $0.5439

Franklin California Insured Tax-Free Income Fund paid distributions derived from long-term capital gains of 0.16 cents ($0.0016) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

            Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                      INCEPTION
CLASS A                           1-YEAR     5-YEAR      10-YEAR       (9/3/85)
--------------------------------------------------------------------------------
Cumulative Total Return(1)        +2.24%     +29.89%     +88.00%       +187.81%

Average Annual Total Return(2)    -2.12%     +4.46%      +6.05%        +7.08%



                                                                      INCEPTION
CLASS B                                                                 (2/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                               +5.76%

Aggregate Total Return(2)                                                +1.76%



                                                                       INCEPTION
CLASS C                                    1-YEAR        5-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +1.66%        +26.48%        +28.75%

Average Annual Total Return(2)             -0.29%        +4.60%         +4.81%



SHARE CLASS                                         A          B            C
--------------------------------------------------------------------------------
Distribution Rate(3)                              4.95%       4.59%       4.55%

Taxable Equivalent Distribution Rate(4)           9.04%       8.38%       8.31%

30-Day Standardized Yield(5)                      4.77%       4.45%       4.39%

Taxable Equivalent Yield(4)                       8.71%       8.12%       8.01%




1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return represents total return since inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share (net asset value for Class B) on 6/30/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and California state personal income tax bracket of 45.22%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



Past performance does not guarantee future results.

FRANKLIN CALIFORNIA INSURED TAX-FREE
INCOME FUND

AVERAGE ANNUAL TOTAL RETURN
6/30/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                    -2.12%

5-Year                                                                    +4.46%

10-Year                                                                   +6.05%

Since Inception (9/3/85)                                                  +7.08%

AVERAGE ANNUAL TOTAL RETURN
6/30/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                    -0.29%

5-Year                                                                    +4.60%

Since Inception (5/1/95)                                                  +4.81%




TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the Fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the Fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

CLASS A (7/1/90 - 6/30/00)

                              [CLASS A LINE GRAPH]

The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 7/1/90 to 6/30/00.

                 CA Ins. TF Class A              LB Muni Index*            CPI*
07/01/1990        $ 9,572                    $ 10,000                   $ 10,000
07/31/1990        $ 9,719     1.47%          $ 10,147         0.38%     $ 10,038
08/31/1990        $ 9,497    -1.45%          $ 10,000         0.92%     $ 10,130
09/30/1990        $ 9,498     0.06%          $ 10,006         0.84%     $ 10,215
10/31/1990        $ 9,684     1.82%          $ 10,188         0.60%     $ 10,277
11/30/1990        $ 9,870     2.01%          $ 10,393         0.22%     $ 10,299
12/31/1990        $ 9,871     0.43%          $ 10,437         0.00%     $ 10,299
01/31/1991        $10,051     1.34%          $ 10,577         0.60%     $ 10,361
02/28/1991        $10,088     0.87%          $ 10,669         0.15%     $ 10,377
03/31/1991        $10,117     0.03%          $ 10,673         0.15%     $ 10,392
04/30/1991        $10,254     1.34%          $ 10,816         0.15%     $ 10,408
05/31/1991        $10,328     0.89%          $ 10,912         0.30%     $ 10,439
06/30/1991        $10,312    -0.10%          $ 10,901         0.29%     $ 10,469
07/31/1991        $10,442     1.22%          $ 11,034         0.15%     $ 10,485
08/31/1991        $10,537     1.32%          $ 11,180         0.29%     $ 10,515
09/30/1991        $10,668     1.30%          $ 11,325         0.44%     $ 10,562
10/31/1991        $10,745     0.90%          $ 11,427         0.15%     $ 10,578
11/30/1991        $10,728     0.28%          $ 11,459         0.29%     $ 10,608
12/31/1991        $10,937     2.15%          $ 11,705         0.07%     $ 10,616
01/31/1992        $10,948     0.23%          $ 11,732         0.15%     $ 10,632
02/29/1992        $10,948     0.03%          $ 11,736         0.36%     $ 10,670
03/31/1992        $10,987     0.03%          $ 11,739         0.51%     $ 10,724
04/30/1992        $11,073     0.89%          $ 11,844         0.14%     $ 10,739
05/31/1992        $11,237     1.18%          $ 11,983         0.14%     $ 10,754
06/30/1992        $11,391     1.68%          $ 12,185         0.36%     $ 10,793
07/31/1992        $11,789     3.00%          $ 12,550         0.21%     $ 10,816
08/31/1992        $11,621    -0.97%          $ 12,428         0.28%     $ 10,846
09/30/1992        $11,638     0.65%          $ 12,509         0.28%     $ 10,876
10/31/1992        $11,408    -0.98%          $ 12,387         0.35%     $ 10,914
11/30/1992        $11,725     1.79%          $ 12,608         0.14%     $ 10,930
12/31/1992        $11,873     1.02%          $ 12,737        -0.07%     $ 10,922
01/31/1993        $12,032     1.16%          $ 12,885         0.49%     $ 10,976
02/28/1993        $12,394     3.62%          $ 13,351         0.35%     $ 11,014
03/31/1993        $12,361    -1.06%          $ 13,210         0.35%     $ 11,053
04/30/1993        $12,441     1.01%          $ 13,343         0.28%     $ 11,083
05/31/1993        $12,510     0.56%          $ 13,418         0.14%     $ 11,099
06/30/1993        $12,725     1.67%          $ 13,642         0.14%     $ 11,115
07/31/1993        $12,754     0.13%          $ 13,660         0.00%     $ 11,115
08/31/1993        $12,991     2.08%          $ 13,944         0.28%     $ 11,146
09/30/1993        $13,145     1.14%          $ 14,103         0.21%     $ 11,169
10/31/1993        $13,224     0.19%          $ 14,129         0.41%     $ 11,215
11/30/1993        $13,199    -0.88%          $ 14,005         0.07%     $ 11,223
12/31/1993        $13,418     2.11%          $ 14,301         0.00%     $ 11,223
01/31/1994        $13,552     1.14%          $ 14,464         0.27%     $ 11,253
02/28/1994        $13,280    -2.59%          $ 14,089         0.34%     $ 11,291
03/31/1994        $12,749    -4.07%          $ 13,516         0.34%     $ 11,330
04/30/1994        $12,799     0.85%          $ 13,630         0.14%     $ 11,346
05/31/1994        $12,881     0.87%          $ 13,749         0.07%     $ 11,353
06/30/1994        $12,832    -0.61%          $ 13,665         0.34%     $ 11,392
07/31/1994        $13,058     1.83%          $ 13,915         0.27%     $ 11,423
08/31/1994        $13,108     0.35%          $ 13,964         0.40%     $ 11,469
09/30/1994        $12,938    -1.47%          $ 13,759         0.27%     $ 11,499
10/31/1994        $12,700    -1.78%          $ 13,514         0.07%     $ 11,508
11/30/1994        $12,485    -1.81%          $ 13,269         0.13%     $ 11,522
12/31/1994        $12,704     2.20%          $ 13,561         0.00%     $ 11,522
01/31/1995        $13,128     2.86%          $ 13,949         0.40%     $ 11,569
02/28/1995        $13,497     2.91%          $ 14,355         0.40%     $ 11,615
03/31/1995        $13,595     1.15%          $ 14,520         0.33%     $ 11,653
04/30/1995        $13,635     0.12%          $ 14,537         0.33%     $ 11,692
05/31/1995        $14,009     3.19%          $ 15,001         0.20%     $ 11,715
06/30/1995        $13,832    -0.87%          $ 14,871         0.20%     $ 11,738
07/31/1995        $13,919     0.95%          $ 15,012         0.00%     $ 11,738
08/31/1995        $14,044     1.27%          $ 15,203         0.26%     $ 11,769
09/30/1995        $14,132     0.63%          $ 15,298         0.20%     $ 11,793
10/31/1995        $14,339     1.45%          $ 15,520         0.33%     $ 11,831
11/30/1995        $14,606     1.66%          $ 15,778        -0.07%     $ 11,823
12/31/1995        $14,779     0.96%          $ 15,929        -0.07%     $ 11,815
01/31/1996        $14,870     0.76%          $ 16,050         0.59%     $ 11,885
02/29/1996        $14,793    -0.68%          $ 15,941         0.32%     $ 11,923
03/31/1996        $14,572    -1.28%          $ 15,737         0.52%     $ 11,985
04/30/1996        $14,519    -0.28%          $ 15,693         0.39%     $ 12,031
05/31/1996        $14,526    -0.04%          $ 15,687         0.19%     $ 12,054
06/30/1996        $14,692     1.09%          $ 15,858         0.06%     $ 12,061
07/31/1996        $14,821     0.90%          $ 16,001         0.19%     $ 12,084
08/31/1996        $14,875    -0.02%          $ 15,997         0.19%     $ 12,107
09/30/1996        $15,079     1.40%          $ 16,221         0.32%     $ 12,146
10/31/1996        $15,222     1.13%          $ 16,405         0.32%     $ 12,185
11/30/1996        $15,453     1.83%          $ 16,705         0.19%     $ 12,208
12/31/1996        $15,397    -0.42%          $ 16,635         0.00%     $ 12,208
01/31/1997        $15,391     0.19%          $ 16,666         0.32%     $ 12,247
02/28/1997        $15,523     0.92%          $ 16,820         0.31%     $ 12,285
03/31/1997        $15,326    -1.33%          $ 16,596         0.25%     $ 12,316
04/30/1997        $15,460     0.84%          $ 16,735         0.12%     $ 12,331
05/31/1997        $15,658     1.51%          $ 16,988        -0.06%     $ 12,323
06/30/1997        $15,780     1.07%          $ 17,170         0.12%     $ 12,338
07/31/1997        $16,213     2.77%          $ 17,645         0.12%     $ 12,353
08/31/1997        $16,076    -0.94%          $ 17,479         0.19%     $ 12,376
09/30/1997        $16,252     1.19%          $ 17,687         0.25%     $ 12,407
10/31/1997        $16,348     0.64%          $ 17,801         0.25%     $ 12,438
11/30/1997        $16,444     0.59%          $ 17,906        -0.06%     $ 12,431
12/31/1997        $16,667     1.46%          $ 18,167        -0.12%     $ 12,416
01/31/1998        $16,831     1.03%          $ 18,354         0.19%     $ 12,439
02/28/1998        $16,848     0.03%          $ 18,360         0.19%     $ 12,463
03/31/1998        $16,866     0.09%          $ 18,376         0.19%     $ 12,487
04/30/1998        $16,788    -0.45%          $ 18,294         0.18%     $ 12,509
05/31/1998        $17,024     1.58%          $ 18,583         0.18%     $ 12,532
06/30/1998        $17,110     0.39%          $ 18,655         0.12%     $ 12,547
07/31/1998        $17,141     0.25%          $ 18,702         0.12%     $ 12,562
08/31/1998        $17,380     1.55%          $ 18,992         0.12%     $ 12,577
09/30/1998        $17,648     1.25%          $ 19,229         0.12%     $ 12,592
10/31/1998        $17,666     0.00%          $ 19,229         0.24%     $ 12,622
11/30/1998        $17,740     0.35%          $ 19,296         0.00%     $ 12,622
12/31/1998        $17,752     0.25%          $ 19,345        -0.06%     $ 12,615
01/31/1999        $17,897     1.19%          $ 19,575         0.24%     $ 12,645
02/28/1999        $17,885    -0.44%          $ 19,489         0.12%     $ 12,660
03/31/1999        $17,930     0.14%          $ 19,516         0.30%     $ 12,698
04/30/1999        $17,931     0.25%          $ 19,565         0.73%     $ 12,791
05/31/1999        $17,846    -0.58%          $ 19,451         0.00%     $ 12,791
06/30/1999        $17,572    -1.44%          $ 19,171         0.00%     $ 12,791
07/31/1999        $17,587     0.36%          $ 19,240         0.30%     $ 12,829
08/31/1999        $17,354    -0.80%          $ 19,086         0.24%     $ 12,860
09/30/1999        $17,370     0.04%          $ 19,094         0.48%     $ 12,922
10/31/1999        $17,106    -1.08%          $ 18,888         0.18%     $ 12,945
11/30/1999        $17,239     1.06%          $ 19,088         0.06%     $ 12,953
12/31/1999        $17,109    -0.75%          $ 18,945         0.00%     $ 12,953
01/31/2000        $16,975    -0.44%          $ 18,861         0.24%     $ 12,984
02/29/2000        $17,276     1.16%          $ 19,080         0.59%     $ 13,060
03/31/2000        $17,697     2.18%          $ 19,496         0.82%     $ 13,167
04/30/2000        $17,547    -0.59%          $ 19,381         0.06%     $ 13,175
05/31/2000        $17,473    -0.52%          $ 19,280         0.06%     $ 13,183
06/30/2000        $17,995     2.65%          $ 19,791         0.58%     $ 13,260

Total Return      79.95%                     97.91%                     32.60%

CLASS C (5/1/95 - 6/30/00)

                              [CLASS C LINE GRAPH]


The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class C to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 6/30/00.

                   CA Ins. TF Class C            LB Muni Index*         CPI*
05/01/1995       $   9,900                    $ 10,000               $  10,000
05/31/1995       $  10,197        3.19%       $ 10,319      0.20%    $  10,020
06/30/1995       $  10,063       -0.87%       $ 10,229      0.20%    $  10,040
07/31/1995       $  10,122        0.95%       $ 10,326      0.00%    $  10,040
08/31/1995       $  10,215        1.27%       $ 10,458      0.26%    $  10,066
09/30/1995       $  10,265        0.63%       $ 10,523      0.20%    $  10,086
10/31/1995       $  10,418        1.45%       $ 10,676      0.33%    $  10,120
11/30/1995       $  10,606        1.66%       $ 10,853     -0.07%    $  10,112
12/31/1995       $  10,727        0.96%       $ 10,957     -0.07%    $  10,105
01/31/1996       $  10,787        0.76%       $ 11,041      0.59%    $  10,165
02/29/1996       $  10,726       -0.68%       $ 10,966      0.32%    $  10,198
03/31/1996       $  10,571       -1.28%       $ 10,825      0.52%    $  10,251
04/30/1996       $  10,528       -0.28%       $ 10,795      0.39%    $  10,291
05/31/1996       $  10,527       -0.04%       $ 10,791      0.19%    $  10,310
06/30/1996       $  10,642        1.09%       $ 10,908      0.06%    $  10,316
07/31/1996       $  10,737        0.90%       $ 11,006      0.19%    $  10,336
08/31/1996       $  10,762       -0.02%       $ 11,004      0.19%    $  10,356
09/30/1996       $  10,904        1.40%       $ 11,158      0.32%    $  10,389
10/31/1996       $  11,002        1.13%       $ 11,284      0.32%    $  10,422
11/30/1996       $  11,172        1.83%       $ 11,491      0.19%    $  10,442
12/31/1996       $  11,118       -0.42%       $ 11,443      0.00%    $  10,442
01/31/1997       $  11,108        0.19%       $ 11,464      0.32%    $  10,475
02/28/1997       $  11,207        0.92%       $ 11,570      0.31%    $  10,508
03/31/1997       $  11,060       -1.33%       $ 11,416      0.25%    $  10,534
04/30/1997       $  11,142        0.84%       $ 11,512      0.12%    $  10,547
05/31/1997       $  11,287        1.51%       $ 11,686     -0.06%    $  10,540
06/30/1997       $  11,369        1.07%       $ 11,811      0.12%    $  10,553
07/31/1997       $  11,674        2.77%       $ 12,138      0.12%    $  10,565
08/31/1997       $  11,571       -0.94%       $ 12,024      0.19%    $  10,586
09/30/1997       $  11,692        1.19%       $ 12,167      0.25%    $  10,612
10/31/1997       $  11,755        0.64%       $ 12,245      0.25%    $  10,639
11/30/1997       $  11,827        0.59%       $ 12,317     -0.06%    $  10,632
12/31/1997       $  11,971        1.46%       $ 12,497     -0.12%    $  10,619
01/31/1998       $  12,092        1.03%       $ 12,626      0.19%    $  10,640
02/28/1998       $  12,089        0.03%       $ 12,629      0.19%    $  10,660
03/31/1998       $  12,096        0.09%       $ 12,641      0.19%    $  10,680
04/30/1998       $  12,044       -0.45%       $ 12,584      0.18%    $  10,699
05/31/1998       $  12,206        1.58%       $ 12,783      0.18%    $  10,719
06/30/1998       $  12,262        0.39%       $ 12,832      0.12%    $  10,731
07/31/1998       $  12,268        0.25%       $ 12,865      0.12%    $  10,744
08/31/1998       $  12,433        1.55%       $ 13,064      0.12%    $  10,757
09/30/1998       $  12,627        1.25%       $ 13,227      0.12%    $  10,770
10/31/1998       $  12,624        0.00%       $ 13,227      0.24%    $  10,796
11/30/1998       $  12,681        0.35%       $ 13,274      0.00%    $  10,796
12/31/1998       $  12,674        0.25%       $ 13,307     -0.06%    $  10,789
01/31/1999       $  12,781        1.19%       $ 13,465      0.24%    $  10,815
02/28/1999       $  12,767       -0.44%       $ 13,406      0.12%    $  10,828
03/31/1999       $  12,792        0.14%       $ 13,425      0.30%    $  10,861
04/30/1999       $  12,786        0.25%       $ 13,458      0.73%    $  10,940
05/31/1999       $  12,720       -0.58%       $ 13,380      0.00%    $  10,940
06/30/1999       $  12,520       -1.44%       $ 13,187      0.00%    $  10,940
07/31/1999       $  12,525        0.36%       $ 13,235      0.30%    $  10,973
08/31/1999       $  12,355       -0.80%       $ 13,129      0.24%    $  10,999
09/30/1999       $  12,360        0.04%       $ 13,134      0.48%    $  11,052
10/31/1999       $  12,168       -1.08%       $ 12,992      0.18%    $  11,072
11/30/1999       $  12,256        1.06%       $ 13,130      0.06%    $  11,079
12/31/1999       $  12,159       -0.75%       $ 13,032      0.00%    $  11,079
01/31/2000       $  12,048       -0.44%       $ 12,974      0.24%    $  11,105
02/29/2000       $  12,254        1.16%       $ 13,125      0.59%    $  11,171
03/31/2000       $  12,557        2.18%       $ 13,411      0.82%    $  11,262
04/30/2000       $  12,445       -0.59%       $ 13,332      0.06%    $  11,269
05/31/2000       $  12,388       -0.52%       $ 13,263      0.06%    $  11,276
06/30/2000       $  12,746        2.65%       $ 13,614      0.58%    $  11,341

*Source: Standard and Poor's Micropal.

            Past performance does not guarantee future results.

FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital. The Fund invests primarily in a portfolio of California municipal securities with an average weighted maturity (the time at which the debt must be repaid) between 3 and 10 years.(1)
--------------------------------------------------------------------------------

Strong economic growth in California and the nation as a whole led to inflationary fears during the one-year reporting period. This, in turn, prompted several rounds of Federal Reserve Board (Fed) tightening, as the Fed raised short-term interest rates five times during the Fund's fiscal year to curtail inflation and slow economic growth.

Generally rising interest rates put pressure on bond prices. For the 12 months ended June 30, 2000, Franklin California Intermediate-Term Tax-Free Income Fund's Class A share price declined 0.9%. In comparison, the Bond Buyer 40, an indicator of the municipal bond market, had a 5.09% price decline, and the Fund's benchmark, the Lehman Brothers Municipal Bond Index, was off 3.19%.(2)

CREDIT QUALITY BREAKDOWN*
Franklin California Intermediate-Term Tax-Free Income Fund
Based on Total Long-Term Investments
6/30/00

                          [CREDIT QUALITY BREAKDOWN PIE CHART]



AAA                                                                        26.1%
AA                                                                          8.9%
A                                                                          18.0%
BBB                                                                        46.9%
Below Investment Grade                                                      0.1%


*Quality breakdowns may include internal ratings for bonds not rated by an independent rating agency.



1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Sources: Lehman Brothers; The Bond Buyer. The unmanaged indexes include reinvested interest; one cannot invest directly in an index.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 39.


PORTFOLIO BREAKDOWN
Franklin California
Intermediate-Term
Tax-Free Income Fund
6/30/00

                                                                      % OF TOTAL
                                                                       LONG-TERM
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Tax-Supported                                                            40.4%

Subject to Government
Appropriation                                                            18.4%

Utilities                                                                14.7%

Hospital & Health Care                                                    7.7%

Prerefunded                                                               5.5%

General Obligation                                                        3.6%

Housing                                                                   3.6%

Transportation                                                            3.4%

Higher Education                                                          1.8%

Other Revenue                                                             0.8%

Corporate-Backed                                                          0.1%


On the upside, rising interest rates helped the Fund book tax losses, which can be carried forward to offset any future capital gains, and improve its structure, as we sold securities with relatively short call protection such as Loma Linda Hospital Revenue and California State Department of Water Resources Central Valley Project Revenue - Water Systems Refunding bonds. We then reinvested the proceeds from such sales in current coupon bonds with longer call protection. Such purchases included Puerto Rico Commonwealth Public Improvement GO; San Marcos Public Facilities Authority Revenue and California Health Facilities Financing Authority Revenue - Sutter Health bonds. Another positive factor influencing your fund was the strong demand for California intermediate-term bonds, resulting in strong performance for bonds in that portion of the yield curve.

Your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 16 shows that at the end of this reporting period, the Fund's distribution rate was 4.68%, based on an annualization of the current 4.36 cent ($0.0436) per share dividend and the maximum offering price of $11.17 on June 30, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 45.22% would need to earn 8.54% from a taxable investment to match the Fund's tax-free distribution rate.

Looking forward, we believe the Fund's conservative buy-and-hold, income-oriented philosophy, as well as its reserve of higher coupon bonds from previous, higher interest-rate periods, should help moderate its share-price volatility, reduce portfolio turnover and protect its income stream.


DIVIDEND DISTRIBUTIONS*
Franklin California
Intermediate-Term Tax-Free
Income Fund - Class A
7/1/99 - 6/30/00

                                                                      DIVIDEND
MONTH                                                                PER SHARE
--------------------------------------------------------------------------------
July                                                                 4.20 cents

August                                                               4.20 cents

September                                                            4.30 cents

October                                                              4.30 cents

November                                                             4.30 cents

December                                                             4.33 cents

January                                                              4.33 cents

February                                                             4.33 cents

March                                                                4.36 cents

April                                                                4.36 cents

May                                                                  4.36 cents

June                                                                 4.36 cents
--------------------------------------------------------------------------------
TOTAL                                                               51.73 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month.


This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 2.25% initial sales charge. The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and the yield for the period would have been 4.46%. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge.

3. Distribution rate is based on an annualization of the current 4.36 cent per share monthly dividend and the maximum offering price of $11.17 on 6/30/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and California state personal income tax bracket of 45.22%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/00.


ONE-YEAR PERFORMANCE SUMMARY
AS OF 6/30/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                   +3.95%
Net Asset Value (NAV)                   (6/30/00) $10.92      (6/30/99) $11.02
Change in NAV                           -$0.10
Distributions (7/1/99-6/30/00)          Dividend Income       $0.5173




ADDITIONAL PERFORMANCE

                                                                                                      INCEPTION
CLASS A                                                             1-YEAR           5-YEAR           (9/21/92)
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                          +3.95%           +33.51%             +57.76%

Average Annual Total Return(2)                                      +1.64%            +5.47%              +5.73%

Distribution Rate(3)                               4.68%

Taxable Equivalent Distribution Rate(4)            8.54%

30-Day Standardized Yield(5)                       4.58%

Taxable Equivalent Yield(4)                        8.36%


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the Fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the Fund exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


                            [LINE GRAPH OF CLASS A]


The following line graph compares the performance of Franklin California Intermediate-Term Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal 10-Year Bond Index, and to the Consumer Price Index based on a $10,000 investment from 9/21/92 to 6/30/00.

                          CA Int. TF                  LB 10 Yr. Muni           CPI*
                                                          Index*
---------------------------------------------------------------------------------------
 09/21/1992         $  9,775                       $10,000                    $ 10,000
 09/30/1992         $  9,785         0.25%         $10,025       0.08%        $ 10,008
 10/31/1992         $  9,736        -1.02%         $ 9,923       0.35%        $ 10,043
 11/30/1992         $  9,922         1.83%         $10,104       0.14%        $ 10,057
 12/31/1992         $  9,990         1.16%         $10,221      -0.07%        $ 10,050
 01/31/1993         $ 10,074         1.68%         $10,393       0.49%        $ 10,100
 02/28/1993         $ 10,395         3.66%         $10,774       0.35%        $ 10,135
 03/31/1993         $ 10,401        -1.46%         $10,616       0.35%        $ 10,171
 04/30/1993         $ 10,436         0.95%         $10,717       0.28%        $ 10,199
 05/31/1993         $ 10,482         0.35%         $10,755       0.14%        $ 10,213
 06/30/1993         $ 10,588         1.97%         $10,966       0.14%        $ 10,228
 07/31/1993         $ 10,614         0.25%         $10,994       0.00%        $ 10,228
 08/31/1993         $ 10,759         2.07%         $11,221       0.28%        $ 10,256
 09/30/1993         $ 10,986         1.23%         $11,359       0.21%        $ 10,278
 10/31/1993         $ 11,031         0.16%         $11,378       0.41%        $ 10,320
 11/30/1993         $ 10,912        -0.82%         $11,284       0.07%        $ 10,327
 12/31/1993         $ 11,142         2.13%         $11,525       0.00%        $ 10,327
 01/31/1994         $ 11,259         1.23%         $11,666       0.27%        $ 10,355
 02/28/1994         $ 10,995        -2.74%         $11,347       0.34%        $ 10,390
 03/31/1994         $ 10,645        -3.82%         $10,913       0.34%        $ 10,426
 04/30/1994         $ 10,702         1.10%         $11,033       0.14%        $ 10,440
 05/31/1994         $ 10,769         0.80%         $11,122       0.07%        $ 10,447
 06/30/1994         $ 10,762        -0.43%         $11,074       0.34%        $ 10,483
 07/31/1994         $ 10,925         1.68%         $11,260       0.27%        $ 10,511
 08/31/1994         $ 10,972         0.39%         $11,304       0.40%        $ 10,553
 09/30/1994         $ 10,869        -1.34%         $11,152       0.27%        $ 10,582
 10/31/1994         $ 10,734        -1.46%         $10,990       0.07%        $ 10,589
 11/30/1994         $ 10,578        -1.89%         $10,782       0.13%        $ 10,603
 12/31/1994         $ 10,669         1.80%         $10,976       0.00%        $ 10,603
 01/31/1995         $ 10,901         2.59%         $11,260       0.40%        $ 10,645
 02/28/1995         $ 11,188         2.83%         $11,579       0.40%        $ 10,688
 03/31/1995         $ 11,313         1.35%         $11,735       0.33%        $ 10,723
 04/30/1995         $ 11,328         0.12%         $11,749       0.33%        $ 10,759
 05/31/1995         $ 11,652         3.17%         $12,122       0.20%        $ 10,780
 06/30/1995         $ 11,534        -0.62%         $12,047       0.20%        $ 10,802
 07/31/1995         $ 11,683         1.47%         $12,224       0.00%        $ 10,802
 08/31/1995         $ 11,867         1.36%         $12,390       0.26%        $ 10,830
 09/30/1995         $ 11,961         0.64%         $12,469       0.20%        $ 10,851
 10/31/1995         $ 12,146         1.15%         $12,613       0.33%        $ 10,887
 11/30/1995         $ 12,320         1.34%         $12,782      -0.07%        $ 10,880
 12/31/1995         $ 12,370         0.61%         $12,860      -0.07%        $ 10,872
 01/31/1996         $ 12,477         1.01%         $12,989       0.59%        $ 10,936
 02/29/1996         $ 12,447        -0.41%         $12,936       0.32%        $ 10,971
 03/31/1996         $ 12,360        -1.24%         $12,776       0.52%        $ 11,028
 04/30/1996         $ 12,330        -0.35%         $12,731       0.39%        $ 11,071
 05/31/1996         $ 12,335        -0.28%         $12,695       0.19%        $ 11,092
 06/30/1996         $ 12,456         0.95%         $12,816       0.06%        $ 11,099
 07/31/1996         $ 12,554         0.96%         $12,939       0.19%        $ 11,120
 08/31/1996         $ 12,558         0.00%         $12,939       0.19%        $ 11,141
 09/30/1996         $ 12,681         1.03%         $13,072       0.32%        $ 11,177
 10/31/1996         $ 12,816         1.26%         $13,237       0.32%        $ 11,213
 11/30/1996         $ 13,034         2.02%         $13,504       0.19%        $ 11,234
 12/31/1996         $ 12,992        -0.45%         $13,444       0.00%        $ 11,234
 01/31/1997         $ 13,032         0.39%         $13,496       0.32%        $ 11,270
 02/28/1997         $ 13,121         0.94%         $13,623       0.31%        $ 11,305
 03/31/1997         $ 13,005        -1.34%         $13,440       0.25%        $ 11,333
 04/30/1997         $ 13,107         0.74%         $13,540       0.12%        $ 11,347
 05/31/1997         $ 13,282         1.42%         $13,732      -0.06%        $ 11,340
 06/30/1997         $ 13,396         1.10%         $13,883       0.12%        $ 11,353
 07/31/1997         $ 13,720         2.81%         $14,273       0.12%        $ 11,367
 08/31/1997         $ 13,639        -0.97%         $14,135       0.19%        $ 11,389
 09/30/1997         $ 13,767         1.27%         $14,314       0.25%        $ 11,417
 10/31/1997         $ 13,847         0.53%         $14,390       0.25%        $ 11,446
 11/30/1997         $ 13,914         0.46%         $14,456      -0.06%        $ 11,439
 12/31/1997         $ 14,069         1.58%         $14,685      -0.12%        $ 11,425
 01/31/1998         $ 14,212         1.11%         $14,848       0.19%        $ 11,447
 02/28/1998         $ 14,230        -0.01%         $14,846       0.19%        $ 11,468
 03/31/1998         $ 14,235        -0.07%         $14,836       0.19%        $ 11,490
 04/30/1998         $ 14,201        -0.55%         $14,754       0.18%        $ 11,511
 05/31/1998         $ 14,398         1.70%         $15,005       0.18%        $ 11,532
 06/30/1998         $ 14,441         0.37%         $15,061       0.12%        $ 11,546
 07/31/1998         $ 14,498         0.16%         $15,085       0.12%        $ 11,559
 08/31/1998         $ 14,697         1.74%         $15,347       0.12%        $ 11,573
 09/30/1998         $ 14,895         1.49%         $15,576       0.12%        $ 11,587
 10/31/1998         $ 14,912         0.04%         $15,582       0.24%        $ 11,615
 11/30/1998         $ 14,955         0.30%         $15,629       0.00%        $ 11,615
 12/31/1998         $ 14,985         0.31%         $15,677      -0.06%        $ 11,608
 01/31/1999         $ 15,147         1.53%         $15,917       0.24%        $ 11,636
 02/28/1999         $ 15,098        -0.90%         $15,774       0.12%        $ 11,650
 03/31/1999         $ 15,127        -0.05%         $15,766       0.30%        $ 11,685
 04/30/1999         $ 15,143         0.27%         $15,809       0.73%        $ 11,770
 05/31/1999         $ 15,039        -0.70%         $15,698       0.00%        $ 11,770
 06/30/1999         $ 14,814        -1.86%         $15,406       0.00%        $ 11,770
 07/31/1999         $ 14,910         0.67%         $15,509       0.30%        $ 11,805
 08/31/1999         $ 14,859        -0.37%         $15,452       0.24%        $ 11,834
 09/30/1999         $ 14,918         0.34%         $15,504       0.48%        $ 11,890
 10/31/1999         $ 14,786        -0.71%         $15,394       0.18%        $ 11,912
 11/30/1999         $ 14,912         1.09%         $15,562       0.06%        $ 11,919
 12/31/1999         $ 14,766        -0.52%         $15,481       0.00%        $ 11,919
 01/31/2000         $ 14,784        -0.41%         $15,418       0.24%        $ 11,948
 02/29/2000         $ 14,899         0.79%         $15,539       0.59%        $ 12,018
 03/31/2000         $ 15,168         1.95%         $15,842       0.82%        $ 12,117
 04/30/2000         $ 15,075        -0.50%         $15,763       0.06%        $ 12,124
 05/31/2000         $ 15,067        -0.59%         $15,670       0.06%        $ 12,131
 06/30/2000         $ 15,422         2.72%         $16,097       0.58%        $ 12,202


*Source: Standard and Poor's Micropal.


FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND



AVERAGE ANNUAL TOTAL RETURN
6/30/00

CLASS A
------------------------------------------------
1-Year                                    +1.64%

5-Year                                    +5.47%

Since Inception (9/21/92)                 +5.73%


Past performance does not guarantee future results.

FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND




-------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Tax-Exempt Money Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital and liquidity by investing primarily in a portfolio of short-term municipal debt securities issued in California. The Fund is managed to maintain a $1.00 share price.(1)
-------------------------------------------------------------------------------


In 1999 the U.S. economy entered its ninth year of economic expansion. Consumer spending, which represents two-thirds of the nation's gross domestic product
(GDP), increased dramatically over the past year to its highest rate in almost 17 years. Wage gains, record unemployment and the wealth effect, or consumers' greater willingness to spend in a time of rising equity markets, contributed significantly to this increase. As a result, real GDP grew at a 4.8% annualized pace in the first quarter of 2000 -- well above the Federal Reserve Board's (the Fed's) long-term sustainable target growth rate of 3.0%.

(1.) There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 47.


Seeking to curb growth and combat signs of rising inflation, the Fed raised the federal funds target rate five times during the Fund's fiscal year beginning in July 1999, for a total 1.50% increase. Reflecting the short-term interest rate increase over the past year, the Fund's seven-day effective yield rose from 3.05% on June 30, 1999, to 3.52% on June 30, 2000.

The past three months' economic data, supported by slower consumer spending, lower housing starts and somewhat tamer Consumer Price Index numbers, displayed some signs of a slowing economy. However, we believe it is too early to tell if the economy is headed for a soft landing. Numerous Fed governors have warned not to jump to any conclusions, and wait for more data that would confirm the slowdown or spark further interest-rate tightening.

The investment strategy driving Franklin California Tax-Exempt Money Fund's management continues to emphasize high quality and liquidity. We manage the Fund more conservatively than SEC guidelines require, to ensure the safety and stability of the Fund's principal. For example, SEC guidelines allow tax-exempt money funds to purchase both first- and second-tier securities.


FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND



PERFORMANCE SUMMARY
6/30/00
------------------------------------------
Seven-day effective yield(1)        3.52%

Seven-day annualized yield          3.46%

Taxable equivalent yield(2)         6.32%


1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the published rates as of 6/16/00 for the maximum combined federal and California state personal income tax bracket of 45.22%, based on the federal income tax rate of 39.6%.

Annualized and effective yields are for the seven-day period ended 6/30/00. The Fund's average weighted maturity was 53 days. Yield reflects fluctuations in interest rates on portfolio investments, as well as Fund expenses.

Past performance does not guarantee future results.



Franklin Templeton purchases only first-tier securities for inclusion in its tax-exempt money market portfolios. Although allowed by the SEC for money market funds, we do not buy any derivative securities in our tax-exempt money funds -- we purchase only plain vanilla, short-term securities, from what we believe to be creditworthy institutions. We eliminated our exposure to Japanese bank guarantees several years ago because of the problems these banks were having. We choose not to purchase second-tier securities, Japanese bank letters of credit
(LOCs) and derivative products that may offer higher yields, because we do not believe that the higher return offered by lower-rated and illiquid securities justifies their increased risk.

During the reporting period, the Fund participated in several attractive deals including Riverside County commercial paper, California State GO bonds, Los Angeles Department of Water and Power commercial paper and California State Economic Development Financing Authority Revenue VRDNs.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

MUNICIPAL BOND RATINGS



MOODY'S

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.


S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default and payment of interest and/or repayment of principal is in arrears.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                                                                                        CLASS A
                                                 -------------------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                 -------------------------------------------------------------------------------
                                                      2000                1999            1998            1997            1996
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     12.12         $     12.47     $     12.22     $     12.01     $     11.95
                                                 -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................            .61                 .61             .64             .66             .67
 Net realized and unrealized gains (losses) .           (.36)               (.26)            .37             .21             .06
                                                 -------------------------------------------------------------------------------
Total from investment operations ............            .25                 .35            1.01             .87             .73
                                                 -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.61)               (.62)           (.64)           (.66)           (.67)
 In excess of net investment income .........             --                (.01)             --              --              --
 Net realized gains .........................             -- (c)            (.07)           (.12)             --              --
                                                 -------------------------------------------------------------------------------
Total distributions .........................           (.61)               (.70)           (.76)           (.66)           (.67)
                                                 -------------------------------------------------------------------------------
Net asset value, end of year ................    $     11.76         $     12.12     $     12.47     $     12.22     $     12.01
                                                 ===============================================================================

Total return(b) .............................           2.24%               2.76%           8.38%           7.41%           6.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $ 1,558,857         $ 1,775,212     $ 1,717,489     $ 1,635,543     $ 1,588,631
Ratios to average net assets:
 Expenses ...................................            .60%                .60%            .60%            .60%            .60%
 Net investment income ......................           5.24%               4.91%           5.11%           5.41%           5.50%
Portfolio turnover rate .....................          29.40%              15.53%          21.66%          20.40%          14.22%



(a)Based on average shares outstanding effective year ended June 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)The fund made a capital gain distribution of $.0016.


FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                   CLASS B
                                                                               ----------------
                                                                                  YEAR ENDED
                                                                               JUNE 30, 2000(d)
                                                                               ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................................     $   11.36
                                                                                 ---------
Income from investment operations:
 Net investment income(a) ..................................................           .23
 Net realized and unrealized gains .........................................           .42
                                                                                 ---------
Total from investment operations ...........................................           .65
Less distributions from net investment income ..............................          (.23)
                                                                                 ---------
Net asset value, end of year ...............................................     $   11.78
                                                                                 =========

Total return(b) ............................................................          5.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................................         $1,884
Ratios to average net assets:
 Expenses ..................................................................          1.16%(c)
 Net investment income .....................................................          4.82%(c)
Portfolio turnover rate ....................................................         29.40%


(a)Based on average shares outstanding.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)Annualized.
(d)For the period February 1, 2000 (effective date) to June 30, 2000.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                  CLASS C
                                                   ---------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                   ---------------------------------------------------------------
                                                      2000            1999         1998         1997         1996
                                                   ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $  12.20        $  12.55     $  12.29     $  12.07     $  11.99
                                                   ---------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................           .55             .55          .58          .59          .60
 Net realized and unrealized gains (losses) .          (.36)           (.27)         .37          .22          .08
                                                   ---------------------------------------------------------------
Total from investment operations ............           .19             .28          .95          .81          .68
                                                   ---------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.55)           (.55)        (.57)        (.59)        (.60)
 In excess of net investment income .........            --            (.01)          --           --           --
 Net realized gains .........................            -- (c)        (.07)        (.12)          --           --
                                                   ---------------------------------------------------------------
Total distributions .........................          (.55)           (.63)        (.69)        (.59)        (.60)
                                                   ---------------------------------------------------------------
Net asset value, end of year ................      $  11.84        $  12.20     $  12.55     $  12.29     $  12.07
                                                   ===============================================================
Total return(b) .............................          1.66%           2.16%        7.80%        6.86%        5.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $ 67,395        $ 80,336     $ 55,371     $ 34,899     $ 18,458
Ratios to average net assets:
 Expenses ...................................          1.16%           1.16%        1.16%        1.16%        1.17%
 Net investment income ......................          4.68%           4.35%        4.55%        4.81%        4.96%
Portfolio turnover rate .....................         29.40%          15.53%       21.66%       20.40%       14.22%


(a)Based on average shares outstanding effective year ended June 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)The fund made a capital gain distribution of $.0016.


                     See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000



                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.0%
BONDS 95.7%
ABAG Finance Authority for Nonprofit Corps. COP,
    Lincoln Child Center Inc., Insured, 6.125%, 11/01/24 .....................................   $    2,055,000   $    2,083,174
    Lytton Gardens Inc., Insured, 6.00%, 2/15/30 .............................................        3,500,000        3,461,500
    Odd Fellows Home, 6.00%, 8/15/24 .........................................................        5,000,000        5,034,450
ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA Insured, 6.60%, 12/15/24 ..............       10,775,000       11,559,743
Alameda County COP, Municipal Custodial Receipts, Series 1, BIG Insured, Pre-Refunded, 7.25%,
 12/01/07 ....................................................................................        2,000,000        2,064,660
Alameda County Water District Revenue COP, Water Systems Project, FGIC Insured, Pre-Refunded,
 6.00%, 6/01/20 ..............................................................................        1,000,000        1,075,880
Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured, 5.75%, 7/01/30         3,305,000        3,322,021
Alhambra City Elementary School District, Series A, FSA Insured, 5.60%, 9/01/24 ..............        2,065,000        2,051,309
Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 ...................       10,730,000       11,153,084
Anaheim PFAR, Local Agency, CFD, Refunding, Series A, MBIA Insured, 5.75%, 9/01/14 ...........        3,790,000        3,912,341
Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%, 12/01/22 .....        1,080,000        1,093,198
Barstow RDA, Tax Allocation, Central Redevelopment Project, Series A, MBIA Insured, 6.25%,
 9/01/22 .....................................................................................        2,000,000        2,074,060
Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ..........................        1,500,000        1,516,995
Benicia COP, Water System Project, Refunding, AMBAC Insured, 6.125%, 11/01/17 ................        2,995,000        3,069,036
Benicia USD, Series A, AMBAC Insured, Pre-Refunded, 6.85%, 8/01/16 ...........................        5,900,000        6,174,468
Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ..................................        1,000,000          999,950
Brea PFAR, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
    7.00%, 8/01/15 ...........................................................................        1,520,000        1,588,491
    6.75%, 8/01/22 ...........................................................................        1,550,000        1,611,690
    7.00%, 8/01/23 ...........................................................................       11,965,000       12,483,563
Buellton USD, Series A, MBIA Insured, 6.375%, 7/01/17 ........................................        2,155,000        2,241,092
Burbank Waste Disposal Revenue, Series B, AMBAC Insured, 6.00%, 5/01/22 ......................          665,000          669,136
Calaveras County Water District Revenue COP, Water and Sewer System Improvement Project,
 Refunding, AMBAC Insured, 6.00%, 5/01/16 ....................................................        3,950,000        4,086,552
Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential, Refunding, FSA
 Insured, 5.85%, 8/01/15 .....................................................................        1,795,000        1,843,914
Calexico USD, CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.60%, 9/01/17 ...............        2,930,000        2,961,117
California Educational Facilities Authority Revenue,
    Pomona College, Series B, 5.50%, 7/01/29 .................................................        4,455,000        4,335,428
    Pooled Facilities Program, MBIA Insured, 7.00%, 3/01/16 ..................................          330,000          337,778
    Santa Clara University, MBIA Insured, Pre-Refunded, 5.75%, 9/01/21 .......................        2,575,000        2,798,381
    Stanford University, Refunding, Series O, 5.125%, 1/01/31 ................................       14,830,000       13,583,539
    Stanford University, Series N, 5.25%, 12/01/26 ...........................................        6,450,000        6,106,344
    Stanford University, Series N, 5.35%, 6/01/27 ............................................       21,250,000       20,372,375
    Stanford University, Series N, 5.20%, 12/01/27 ...........................................        6,780,000        6,356,928
    Stanford University, Series P, 5.00%, 12/01/23 ...........................................       15,500,000       14,071,830
    Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 .............................        4,000,000        4,042,640
California Health Facilities Financing Authority Revenue,
    Adventist Health Systems West, Series A, MBIA Insured, 7.00%, 3/01/13 ....................        3,000,000        3,109,110
    Adventist Health Systems West, Series B, MBIA Insured, 6.75%, 3/01/14 ....................        5,065,000        5,234,526
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ..............        5,000,000        5,143,500
    Catholic Healthcare West, Series A, 5.00%, 7/01/28 .......................................       25,000,000       18,861,500
    Kaiser Permanente, Series A, 5.40%, 5/01/28 ..............................................       15,400,000       13,687,674
    Kaiser Permanente, Series B, 5.00%, 10/01/18 .............................................        5,000,000        4,318,150
    Kaiser Permanente, Series B, 5.00%, 10/01/20 .............................................        5,500,000        4,670,160

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Health Facilities Financing Authority Revenue, (cont.)
    Marin General Hospital, Series A, FSA Insured, Pre-Refunded, 7.00%, 8/01/15 ..............   $    4,000,000   $    4,086,360
    Northern California Presbyterian, 5.40%, 7/01/28 .........................................        5,000,000        4,418,900
    Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 ....        3,435,000        3,495,387
    San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20 ........        4,850,000        4,954,372
    San Diego Hospital Association, Series A, MBIA Insured, 6.20%, 8/01/12 ...................        2,425,000        2,541,352
    Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 .......................        3,500,000        3,697,645
    Sharp Temecula Hospital, MBIA Insured, Pre-Refunded, 7.05%, 8/01/21 ......................        3,000,000        3,145,770
    Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ....................................        1,700,000        1,554,752
    Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ....................................        4,000,000        3,454,800
    The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ...........................................        5,000,000        4,734,750
California HFAR,
    Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ....................................        5,250,000        5,289,585
    Series A, MBIA Insured, 7.15%, 8/01/11 ...................................................        1,315,000        1,359,473
    Series A, MBIA Insured, 7.20%, 2/01/26 ...................................................        3,450,000        3,560,469
    Series B, MBIA Insured, 6.80%, 8/01/11 ...................................................        1,815,000        1,878,670
    Series B, MBIA Insured, 8.625%, 8/01/15 ..................................................          220,000          220,169
    Series K, AMBAC Insured, 6.25%, 8/01/27 ..................................................        5,290,000        5,352,845
California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured, 5.55%, 9/01/31 .        4,800,000        4,574,496
California Public Capital Improvement Financing Authority Revenue, Pooled Projects, Series B,
 BIG Insured, 8.10%, 3/01/18 .................................................................        8,625,000        8,713,320
California Public School District Financing Authority Lease Revenue, Southern Kern USD,
 Series B, FSA Insured,
    Pre-Refunded, 5.90%, 9/01/26 .............................................................        1,615,000        1,768,021
    Refunding, 5.90%, 9/01/26 ................................................................          235,000          238,469
California State Department of Water Resources Central Valley Project Water System Revenue,
 Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 .........................................        1,000,000          957,820
California State GO,
    5.00%, 10/01/27 ..........................................................................       30,790,000       27,824,307
    AMBAC Insured, 6.30%, 9/01/06 ............................................................        9,000,000        9,871,740
    FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 ...............................................        2,990,000        3,213,503
    FSA Insured, 5.50%, 9/01/29 ..............................................................       34,500,000       33,569,535
    MBIA Insured, 6.00%, 8/01/16 .............................................................          210,000          217,535
    MBIA Insured, 6.00%, 10/01/21 ............................................................           65,000           65,913
    MBIA Insured, 5.00%, 8/01/29 .............................................................       20,250,000       18,023,715
    Refunding, FGIC Insured, 5.375%, 6/01/26 .................................................        5,000,000        4,800,700
California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .................        7,660,000        7,833,652
California State Local Government Finance Authority Revenue, Marin Valley Mobile Country Club
 Park Acquisition, Senior Series A, FSA Insured, 5.80%, 10/01/20 .............................        4,275,000        4,335,577
California State University, Fresno, Auxiliary Residence Student Project Revenue, MBIA
 Insured, 6.25%, 2/01/17 .....................................................................        1,500,000        1,567,875
California State University and Colleges Student Union Revenue,
    Bakersfield, Series A, MBIA Insured, 6.30%, 11/01/22 .....................................        1,310,000        1,364,824
    San Bernardino, Series B, MBIA Insured, 6.30%, 2/01/22 ...................................        2,375,000        2,479,761
California Statewide CDA,
    COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ....................................       12,250,000       10,818,833
    COP, FSA Insured, 5.50%, 8/15/31 .........................................................        7,000,000        6,660,010
    COP, Kaiser Permanente, 5.30%, 12/01/15 ..................................................       10,000,000        9,203,100
    COP, MBIA Insured, 5.00%, 4/01/18 ........................................................        6,000,000        5,566,140
    Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured, 5.75%,
     10/01/29 ................................................................................        1,465,000        1,471,607

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System, MBIA Insured,
    5.125%, 8/15/22 ..........................................................................   $    5,000,000   $    4,605,550
    5.25%, 8/15/27 ...........................................................................        4,500,000        4,163,580
California Statewide Communities Development Authority COP, 5.75%, 8/01/21 ...................        9,585,000        9,492,217
Cambria Community Services District Revenue COP, Wastewater Treatment System Upgrade, MBIA
 Insured, Pre-Refunded, 6.90%, 11/01/24 ......................................................        1,000,000        1,116,380
Cambria Community Services District Water and Wastewater Revenue, Refunding, Series A, MBIA
 Insured, 6.00%, 5/01/15 .....................................................................        1,330,000        1,384,131
Carpinteria Sanitary District Capital Facilities Revenue, FGIC Insured, 6.25%, 7/01/14 .......        2,485,000        2,604,578
Central Coast Water Authority Revenue, State Water Project Regional Facilities, AMBAC Insured,
 Pre-Refunded,
    6.50%, 10/01/14 ..........................................................................        2,500,000        2,662,425
    6.60%, 10/01/22 ..........................................................................        4,650,000        4,961,922
Chico PFAR, Southeast Chico Redevelopment Project, Series A, FGIC Insured, 6.625%, 4/01/21 ...          815,000          834,593
Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
 Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ...........................................        2,000,000        2,071,760
Chino COP, RDA, Water System Improvement Project, Refunding, AMBAC Insured, 6.20%, 9/01/18 ...        3,590,000        3,743,257
Chula Vista Elementary School District COP, MBIA Insured, 6.60%, 8/01/16 .....................        2,940,000        3,031,934
Chula Vista PFA, Local Agency Revenue, Series 1995-A, FSA Insured, 6.125%, 9/02/14 ...........        3,875,000        4,155,279
Clovis PFA, Refuse Disposal Revenue, Landfill Improvement Project, AMBAC Insured, 5.00%,
 9/01/18 .....................................................................................        1,000,000          937,510
Coachella Valley Recreation and Park District 1915 Act, Reassessment District 9, Refunding,
 MBIA Insured, 6.20%, 9/02/16 ................................................................        1,500,000        1,574,010
Compton Sewer Revenue, Refunding, MBIA Insured, 5.375%, 9/01/23 ..............................        1,500,000        1,448,850
Contra Costa Mosquito Abatement District COP, Public Improvements Project, Refunding, FSA
 Insured, 6.25%, 2/01/06 .....................................................................        1,495,000        1,526,963
Culver City USD, GO, MBIA Insured,
    5.125%, 8/01/37 ..........................................................................          650,000          586,131
    5.20%, 8/01/38 ...........................................................................        3,285,000        3,002,260
Del Norte County COP, Capital Improvement Program, MBIA Insured, 5.40%, 6/01/19 ..............        2,150,000        2,112,418
Delano USD,
    COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ..................................        1,620,000        1,499,780
    Series A, FSA Insured, Pre-Refunded, 6.10%, 5/01/17 ......................................        1,105,000        1,142,062
Dublin-San Ramon Services District COP, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/20 .........        4,155,000        4,285,218
East Bay MUD, Water System Revenue, Refunding, FGIC Insured, 6.00%, 6/01/20 ..................        2,900,000        2,939,991
East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.75%, 9/01/17 ...................        1,200,000        1,215,888
Eastern Municipal Water District, Water and Sewer Revenue COP, Refunding, Series A, FGIC
 Insured, 6.30%, 7/01/20 .....................................................................        1,400,000        1,430,618
El Cerrito RDA, Tax Allocation, Redevelopment Project, Series A, FSA Insured, Pre-Refunded,
 6.80%, 7/01/19 ..............................................................................        5,960,000        6,079,200
El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%,
    2/15/16 ..................................................................................        2,250,000        2,270,723
    2/15/21 ..................................................................................        3,500,000        3,444,700
El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%, 9/01/34 ........        1,800,000        1,762,308
Emeryville PFAR, Shellmound Park Redevelopment and Housing Project, Series B, MBIA Insured,
 5.00%, 9/01/19 ..............................................................................        5,500,000        5,114,945
Fairfield PFAR, Municipal Park, ID No. 1, FGIC Insured, Pre-Refunded, 6.30%, 7/01/23 .........        4,750,000        5,018,138
Folsom PFAR, Refunding, AMBAC Insured, 6.00%,
    10/01/08 .................................................................................        2,000,000        2,101,820
    10/01/12 .................................................................................        1,000,000        1,044,800
    10/01/19 .................................................................................        3,400,000        3,463,138

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Fontana RDA, Tax Allocation, Southwest Industrial Park Project, FGIC Insured, Pre-Refunded,
 6.125%, 9/01/25 .............................................................................   $    5,850,000   $    6,261,782
Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Refunding, Series A, MBIA
 Insured, 5.00%, 1/01/35 .....................................................................       54,700,000       48,426,457
Fresno COP, City Hall Refinancing Project, AMBAC Insured, 6.25%, 8/01/19 .....................        1,000,000        1,020,490
Fresno USD, GO,
    Refunding, Series C, MBIA Insured, 5.90%, 2/01/20 ........................................        2,065,000        2,165,689
    Refunding, Series C, MBIA Insured, 5.90%, 8/01/22 ........................................        3,000,000        3,144,270
    Series B, FSA Insured, ETM, 5.875%, 8/01/20 ..............................................        1,190,000        1,226,188
Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured, 5.75%,
    7/01/25 ..................................................................................        1,250,000        1,259,688
    7/01/30 ..................................................................................        1,000,000        1,005,150
Glendale Hospital Revenue, Adventist Health, Refunding, Series A, MBIA Insured, 6.75%, 3/01/13        1,000,000        1,034,120
Glendale RDA, Tax Allocation, Central Glendale Redevelopment Project, Refunding, AMBAC
 Insured, 6.00%, 12/01/20 ....................................................................        4,775,000        4,862,669
Glendale USD, Series C, FSA Insured, 5.50%, 9/01/24 ..........................................        2,750,000        2,695,770
Grossmont UHSD, COP, FSA Insured, 5.75%, 9/01/26 .............................................        2,250,000        2,263,568
Gustine USD, COP, FSA Insured, 5.00%, 2/01/29 ................................................        3,210,000        2,864,861
Hawthorne CDA, Tax Allocation, Project Area No 2, Refunding, MBIA Insured, 5.00%, 9/01/18 ....        2,265,000        2,123,460
Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 .......................        1,250,000        1,266,475
Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%, 6/01/15 .........        1,000,000        1,038,160
Hesperia Water District COP, Water Facilities Improvement Projects, FGIC Insured,
 Pre-Refunded, 7.15%, 6/01/26 ................................................................        3,425,000        3,612,348
Huntington Beach City School District COP, MBIA Insured, Pre-Refunded, 5.25%, 7/01/29 ........        1,795,000        1,678,648
Imperial Irrigation District COP, California Water Systems Project, AMBAC Insured, 5.75%,
 7/01/16 .....................................................................................        5,050,000        5,179,836
Jefferson San Mateo County UHSD, Refunding, Series A, MBIA Insured, 6.45%,
    8/01/25 ..................................................................................        3,045,000        3,413,445
    8/01/29 ..................................................................................        3,075,000        3,424,043
Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ................................................        1,600,000        1,594,624
Kern County High School District, FSA Insured, ETM, 6.625%,
    8/01/14 ..................................................................................        1,535,000        1,741,396
    8/01/15 ..................................................................................        1,400,000        1,587,684
La Mirada RDA, Industrial Commercial Redevelopment Project, Series A, MBIA Insured, 6.60%,
 8/15/21 .....................................................................................        3,080,000        3,147,113
Lake Arrowhead Community Services District COP, FGIC Insured,
    6.50%, 6/01/15 ...........................................................................        8,785,000        9,225,041
    Pre-Refunded, 6.50%, 6/01/15 .............................................................        5,215,000        5,520,338
    Refunding, 6.125%, 6/01/05 ...............................................................        7,600,000        7,993,452
Lakewood PFA, Water Revenue, FGIC Insured, 5.70%, 4/01/16 ....................................        2,485,000        2,533,433
Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A, FSA Insured,
 6.50%, 9/01/17 ..............................................................................        3,000,000        3,153,900
Lancaster RDA, Tax Allocation, Lancaster Redevelopment Project No.5, Refunding, MBIA Insured,
 6.85%, 2/01/19 ..............................................................................       11,245,000       11,591,346
Lincoln USD, CFD No. 1, AMBAC Insured, Pre-Refunded, 6.90%, 9/01/21 ..........................        2,425,000        2,542,855
Lodi COP,
    1996 Public Improvement Financing Project, MBIA Insured, 5.90%, 10/01/16 .................        3,605,000        3,735,321
    Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ...................        8,800,000        9,622,448
Lodi Electric System Revenue COP, Series A, MBIA Insured, 5.50%, 1/15/32 .....................        4,000,000        3,860,760
Long Beach Harbor Revenue,
    5.125%, 5/15/18 ..........................................................................        3,625,000        3,361,571
    MBIA Insured, 5.25%, 5/15/25 .............................................................       25,000,000       22,984,250

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Los Angeles COP, San Pedro Peninsula Hospital Project, Refunding, AMBAC Insured, 6.25%,
 5/01/15 .....................................................................................   $    5,825,000   $    5,999,808
Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding, AMBAC Insured,
 6.00%, 12/01/16 .............................................................................        3,000,000        3,087,240
Los Angeles County MTA, Sales Tax Revenue, Proposition A, First Tier, Refunding, Senior
 Series A, MBIA Insured, 5.25%, 7/01/27 ......................................................       27,870,000       26,152,372
Los Angeles County Transportation Commission Sales Tax Revenue, Series B, FGIC Insured, 6.50%,
    7/01/13 ..................................................................................        2,740,000        2,849,299
    7/01/15 ..................................................................................        5,025,000        5,210,573
Los Angeles Department of Water and Power Electric Plant Revenue, FGIC Insured, 6.125%,
 1/15/33 .....................................................................................       17,215,000       17,475,463
Los Angeles Department of Water and Power Waterworks Revenue, Second Issue, FGIC Insured,
 6.40%, 11/01/31 .............................................................................        6,875,000        7,166,913
Los Angeles Harbor Department Revenue, Series B,
    AMBAC Insured, 6.60%, 8/01/14 ............................................................        3,790,000        3,997,578
    AMBAC Insured, 6.60%, 8/01/15 ............................................................        2,000,000        2,107,500
    MBIA Insured, 6.20%, 8/01/25 .............................................................        2,500,000        2,587,525
Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ..............        2,000,000        2,066,580
Los Angeles Wastewater System Revenue,
    Refunding, Series A, FGIC Insured, 6.00%, 12/01/18 .......................................       12,100,000       12,303,401
    Series B, AMBAC Insured, 6.00%, 6/01/22 ..................................................        3,250,000        3,291,405
Lucia Mar USD, GO, Series A, FGIC Insured, 5.40%, 8/01/22 ....................................        3,290,000        3,194,919
Lynwood PFA,
    Tax Allocation, Area A Project, Series A, FSA Insured, 5.85%, 9/01/18 ....................        1,765,000        1,835,229
    Water Revenue, Water System Improvement Project, MBIA Insured, 5.85%, 6/01/22 ............          665,000          671,364
    Water Revenue, Water System Improvement Project, MBIA Insured, 5.90%, 6/01/29 ............        3,105,000        3,144,651
Lynwood PFAR, Series A, AMBAC Insured, 5.75%, 9/01/18 ........................................        4,000,000        4,044,000
Manteca Financing Authority Tax Allocation Revenue, MBIA Insured, 5.10%, 10/01/26 ............          500,000          453,265
Menlo Park CDA, Tax Allocation, Las Pulgas Community Development Project, Refunding, AMBAC
 Insured, 5.375%, 6/01/22 ....................................................................       10,000,000        9,680,700
Mesa Construction Water District COP, Water Project, FGIC Insured, Pre-Refunded, 6.40%,
 3/15/18 .....................................................................................        5,600,000        5,895,568
Metropolitan Water District Revenue, Southern California Waterworks, Series A, MBIA Insured,
    5.50%, 7/01/25 ...........................................................................        5,000,000        4,893,650
    5.00%, 7/01/30 ...........................................................................        7,025,000        6,303,673
Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ....................        1,025,000        1,043,184
Modesto Health Facilities Revenue, Memorial Hospital Association, MBIA Insured,
    Refunding, Series A, 6.00%, 6/01/18 ......................................................        5,565,000        5,670,846
    Series 1991, Pre-Refunded, 6.875%, 6/01/21 ...............................................        1,500,000        1,563,990
Modesto Irrigation District COP, Refunding and Capital Improvement Projects, Series A, MBIA
 Insured, Pre-Refunded, 6.00%, 10/01/21 ......................................................        3,000,000        3,062,700
Modesto Irrigation District Financing Authority Revenue, Domestic Water Project, Series C,
 AMBAC Insured, Pre-Refunded, 5.75%, 9/01/22 .................................................        2,500,000        2,696,300
Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 .................       14,375,000       14,497,475
Montebello Community RDA, Tax Allocation,
    Housing, Series A, FSA Insured, 5.45%, 9/01/19 ...........................................        1,100,000        1,087,042
    Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 ..........        2,460,000        2,466,568
Mount Diablo USD, CFD No. 1, Special Tax,
    AMBAC Insured, 6.25%, 8/01/14 ............................................................          500,000          523,365
    FSA Insured, 6.00%, 8/01/24 ..............................................................        1,000,000        1,020,120
    Refunding, AMBAC Insured, 5.75%, 8/01/15 .................................................        1,000,000        1,027,390
    Refunding, AMBAC Insured, 5.75%, 8/01/16 .................................................        2,270,000        2,322,755
    Refunding, AMBAC Insured, 5.375%, 8/01/19 ................................................        7,290,000        7,140,774

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Mountain View COP, Capital Improvement Financing Authority Revenue, City Hall/Community
 Theatre, MBIA Insured, 6.50%, 8/01/16 .......................................................   $    1,500,000   $    1,555,515
National City Joint Powers Authority Lease Revenue, National City Police Facilities Project,
 AMBAC Insured, Pre-Refunded, 6.75%, 10/01/17 ................................................        2,000,000        2,083,800
Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured, 5.50%,
 1/01/17 .....................................................................................        4,600,000        4,615,410
Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%, 3/01/30 ....        1,000,000          990,660
North City West School Facilities Financing Authority Special Tax, Refunding, Series B, FSA
 Insured,
    5.75%, 9/01/15 ...........................................................................        1,260,000        1,298,720
    6.00%, 9/01/19 ...........................................................................        2,500,000        2,572,750
Northern California Power Agency Multiple Capital Facilities Revenue, Series A, MBIA Insured,
    6.50%, 8/01/12 ...........................................................................        2,840,000        3,010,854
    Pre-Refunded, 6.50%, 8/01/12 .............................................................        2,160,000        2,293,488
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23 .        3,200,000        3,904,288
Northern California Transmission Revenue, California/Oregon Transmission Project, Series A,
 MBIA Insured,
    6.25%, 5/01/10 ...........................................................................        2,500,000        2,620,625
    6.50%, 5/01/16 ...........................................................................        4,000,000        4,190,160
    6.00%, 5/01/24 ...........................................................................       16,335,000       16,417,002
Norwalk Community Facilities Financing Authority Lease Revenue, MBIA Insured, Pre-Refunded,
 6.90%, 2/01/21 ..............................................................................        5,700,000        5,814,000
Oakland Revenue, 1800 Harrison Foundation, Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29        10,000,000       10,224,700
Oceanside Community Development Commission COP, Public Parking Project, FSA Insured,
 Pre-Refunded, 7.875%, 4/01/19 ...............................................................        3,940,000        4,482,341
Oceanside COP,
    Corporation Yard Project Financing, AMBAC Insured, Pre-Refunded, 7.30%, 8/01/21 ..........        4,715,000        5,080,318
    Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ..................        1,000,000        1,027,390
    Waste Reuse Association Finance Project, Series A, AMBAC Insured, Pre-Refunded, 6.50%,
      10/01/17 ...............................................................................        5,000,000        5,324,850
Orange County COP, Juvenile Justice Center Facilities, Refunding, AMBAC Insured,
    6.375%, 6/01/11 ..........................................................................        4,770,000        5,016,943
    6.00%, 6/01/17 ...........................................................................        5,000,000        5,112,800
Orange County Financing Authority Tax Allocation Revenue, Refunding, Series A, MBIA Insured,
    6.50%, 9/01/22 ...........................................................................        3,500,000        3,622,745
Oroville PFA, Tax Allocation Revenue, Oroville Redevelopment Project No. 1, AMBAC Insured,
    5.90%, 9/15/21 ...........................................................................        1,245,000        1,264,534
    6.10%, 9/15/23 ...........................................................................        2,885,000        2,970,858
Oxnard COP, AMBAC Insured, 4.75%, 6/01/28 ....................................................        1,545,000        1,320,620
Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16 ................        5,000,000        5,142,950
Oxnard UHSD, Series B, FSA Insured, ETM, 5.875%, 8/01/27 .....................................        3,615,000        3,655,416
Pajaro Valley USD, COP, School Facilities Bridge Funding Program, FSA Insured, 5.75%, 9/01/17         1,250,000        1,276,638
Palm Springs USD, Series C, MBIA Insured, 6.125%, 2/01/20 ....................................          500,000          512,450
Paramount USD, COP, Master Lease Program, FSA Insured, 6.30%, 9/01/26 ........................        4,750,000        4,951,875
Parlier USD, Series B, AMBAC Insured, 6.00%, 6/01/16 .........................................        1,130,000        1,180,466
Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 .....................................        1,000,000          945,290
Petaluma COP, Refunding, Series A, AMBAC Insured, 5.625%, 8/01/13 ............................        1,000,000        1,026,290
Pico Rivera PFAR, Water Enterprise Project, Series A, FGIC Insured, Pre-Refunded, 6.00%,
 12/01/17 ....................................................................................        8,000,000        8,455,200
Pinole RDA, Tax Allocation, Pinole Vista Redevelopment Project, Series A, MBIA Insured,
 Pre-Refunded, 6.125%, 8/01/17 ...............................................................        1,000,000        1,039,020
Placer County COP,
    Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 ......................        4,000,000        3,999,760
    Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%, 10/01/21 ........................        3,745,000        4,174,477
Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 ..................................        2,350,000        2,382,148

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Pleasant Hill RDA, Tax Allocation, Pleasant Hill Commons Project, Refunding, FSA Insured,
    6.90%, 7/01/21 ...........................................................................   $    5,500,000   $    5,713,785
Porterville COP, AMBAC Insured,
    Sewer System and Improvement Project, Refunding, 6.30%, 10/01/18 .........................       11,010,000       11,445,886
    Sewer System Refining Project, Refunding, 5.25%, 10/01/23 ................................        3,000,000        2,841,810
Poway RDA, Tax Allocation, Refunding, MBIA Insured, 5.75%, 6/15/33 ...........................       11,475,000       11,576,439
Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
    Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ..........................................        2,000,000        1,867,980
    Refunding, FSA Insured, 5.25%, 9/01/20 ...................................................        2,500,000        2,374,625
Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A, MBIA
 Insured,
    5.75%, 3/01/19 ...........................................................................        3,090,000        3,127,853
    5.25%, 3/01/26 ...........................................................................           75,000           70,570
Redding RDA, Tax Allocation, Hilltop Cypress Redevelopment Notes, Series C, FSA Insured,
 6.00%, 9/01/22 ..............................................................................        2,120,000        2,154,471
Redlands USD, Series B, FSA Insured, 6.25%, 6/01/19 ..........................................        2,115,000        2,190,780
Redwood City PFA, Local Agency Revenue, Series A, AMBAC Insured,
    6.50%, 7/15/11 ...........................................................................        1,270,000        1,322,413
    Pre-Refunded, 6.50%, 7/15/11 .............................................................        1,475,000        1,536,935
Richgrove Elementary School District COP, Construction and Refinancing Project, FSA Insured,
    5.30%, 12/01/28 ..........................................................................        2,355,000        2,226,252
Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%, 11/01/30 .....        3,975,000        4,012,882
Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ....................        3,000,000        3,041,610
Riverside RDA, Lease Revenue, Series A, AMBAC Insured,
    6.375%, 10/01/23 .........................................................................       12,540,000       13,084,487
    6.50%, 10/01/24 ..........................................................................        2,000,000        2,133,640
Romona Municipal Water District COP, Refunding, AMBAC Insured, 7.20%, 10/01/10 ...............        3,000,000        3,080,850
Rubidoux Community Services District COP, Water System Improvement Project, AMBAC Insured,
 Pre-Refunded, 6.20%, 12/01/14 ...............................................................        2,510,000        2,664,139
Sacramento Area Flood Control Agency Special Assessment, FGIC Insured,
    Capital AD No. 2, 5.80%, 11/01/16 ........................................................        1,000,000        1,029,810
    Operation and Maintenance, 5.80%, 11/01/16 ...............................................        1,475,000        1,518,970
    Operation and Maintenance, 5.90%, 11/01/25 ...............................................        2,690,000        2,732,125
Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 .............        5,920,000        6,055,450
Sacramento MUD, Electric Revenue, Series J, AMBAC Insured, 5.50%, 8/15/21 ....................        8,485,000        8,349,240
Sacramento RDA, Tax Allocation,
    Merged Downtown Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 6.50%,
     11/01/13 ................................................................................        1,835,000        1,885,261
    Series A, MBIA Insured, 6.50%, 11/01/13 ..................................................          165,000          169,410
Salida Area Public Facilities Financing Agency, Community Facilities District, Special Tax
    No. 1988-1, FSA Insured, 5.75%, 9/01/30 ..................................................        3,435,000        3,451,557
San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured, 5.25%,
    10/01/25 .................................................................................        7,000,000        6,598,340
San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA
    Insured, 6.40%, 3/01/25 ..................................................................        5,680,000        5,750,318
San Bernardino Municipal Water Department COP, FGIC Insured, 6.25%, 2/01/17 ..................        5,750,000        5,923,765
San Bernardino RDA, Capital Appreciation, Series B, AMBAC Insured, 7.70%, 1/10/09 ............        2,382,000        4,697,614
San Buenaventura COP, Water Project, AMBAC Insured, Pre-Refunded, 7.50%, 10/01/20 ............        2,000,000        2,055,480
San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding, FSA Insured,
    5.75%, 6/01/14 ...........................................................................        2,250,000        2,323,508
San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 .................................        2,110,000        2,068,306
San Diego Community College District COP, Series 1991, MBIA Insured, 6.50%, 12/01/12 .........        2,000,000        2,096,300
San Diego IDR, San Diego Gas and Electric, Custodial Receipts, Series A, AMBAC Insured, 6.40%,
    9/01/18 ..................................................................................        1,650,000        1,717,518
San Diego Mortgage Revenue, University Canyon North, Refunding, Series A, MBIA Insured,
    5.125%, 7/01/03 ..........................................................................          130,000          130,091

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured, 5.25%,
 5/15/27 .....................................................................................   $    2,950,000   $    2,768,369
San Francisco BART District Sales Tax Revenue, FGIC Insured,
    5.50%, 7/01/26 ...........................................................................        6,500,000        6,350,630
    5.50%, 7/01/34 ...........................................................................       12,000,000       11,658,720
    Pre-Refunded, 6.60%, 7/01/12 .............................................................        2,580,000        2,688,721
San Francisco City and County Airport Commission International Airport Revenue,
    Issue 5, Second Series, FGIC insured, 6.50%, 5/01/24 .....................................        6,900,000        7,221,540
    Issue 8A, Second Series, FGIC Insured, 6.25%, 5/01/20 ....................................        3,500,000        3,581,270
    Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 ......................        6,400,000        6,897,536
    Issue 11, Second Series, FGIC Insured, 6.00%, 5/01/11 ....................................        2,105,000        2,214,271
    Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ....................................       10,000,000        8,686,500
San Francisco City and County Sewer Revenue, Refunding, AMBAC Insured, 6.00%, 10/01/11 .......        2,000,000        2,091,760
San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured, 6.00%, 9/01/15 ..        1,000,000        1,042,350
San Jacinto USD, COP, Refunding Project, AMBAC Insured, Pre-Refunded, 6.50%, 10/01/23 ........        3,000,000        3,194,910
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
    Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .......................................       10,570,000       10,102,700
    Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ........................................        9,000,000        8,412,390
    Senior lien, MBIA Insured, 5.00%, 1/01/33 ................................................       10,035,000        8,906,765
San Jose Financing Authority Revenue, Convention Project, Series C, FSA Insured, 6.40%,
 9/01/17 .....................................................................................        8,740,000        9,049,833
San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 .........        5,000,000        5,024,300
San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area-3-A,
 MBIA Insured,
    5.75%, 10/01/29 ..........................................................................        5,340,000        5,341,228
    5.80%, 10/01/30 ..........................................................................        7,800,000        7,816,614
San Ramon COP,
    Capital Improvement Project, Refunding, AMBAC Insured, 7.05%, 3/01/21 ....................       12,070,000       12,493,778
    Central Park Expansion Project, FSA Insured, Pre-Refunded, 7.20%, 2/01/25 ................        5,110,000        5,735,413
Sanger PFA Revenue, Utility System Financing, Series A, AMBAC Insured, 5.70%, 1/01/22 ........        5,935,000        5,960,046
Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured, 6.125%, 6/01/16        3,250,000        3,371,323
Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...................        1,000,000        1,025,380
Santa Barbara COP, AMBAC Insured,
    Municipal Improvement Program, Refunding, 6.15%, 8/01/17 .................................        3,575,000        3,691,366
    Water Systems Improvement Project, Refunding, 6.70%, 4/01/27 .............................        6,500,000        6,808,035
Santa Clara County COP, Capital Project I, Refunding, AMBAC Insured, 6.25%, 10/01/16 .........        4,500,000        4,611,825
Santa Clara Electric Revenue, Series A, MBIA Insured, Pre-Refunded, 6.50%, 7/01/21 ...........        1,350,000        1,405,593
Santa Clara RDA, Tax Allocation, Bayshore North Project, AMBAC Insured, 7.50%, 6/01/08 .......          570,000          577,632
Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured, 6.20%, 9/01/19 .          475,000          490,409
Santa Fe Springs PFA, Water Revenue, Series A, MBIA Insured, 5.90%,
    5/01/21 ..................................................................................          900,000          915,120
    5/01/26 ..................................................................................        1,190,000        1,206,981
Santa Fe Springs RDA, Consolidated, Tax Allocation, Series A, MBIA Insured, 6.40%, 9/01/22 ...        4,255,000        4,414,222
Santa Margarita/Dana Point Authority Revenue, ID 3, 3A, 4, and 4A, Refunding, Series B, MBIA
 Insured, 5.75%, 8/01/20 .....................................................................       23,000,000       23,174,340
Santa Monica Community College District, Series B, AMBAC Insured, 5.75%, 7/01/20 .............        1,495,000        1,507,797
Santa Rita USD, Series B, FSA Insured, 5.20%, 8/01/37 ........................................        1,940,000        1,774,285
Santa Rosa High School District,
    FGIC Insured, 5.90%, 5/01/16 .............................................................        1,000,000        1,029,620
    Refunding, FSA Insured, 5.75%, 5/01/18 ...................................................        1,050,000        1,062,831

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC
 Insured, 6.00%, 7/02/15 .....................................................................   $    2,000,000   $    2,167,300
Scotts Valley GO, USD, Series B, FGIC Insured, 5.40%, 8/01/22 ................................        3,005,000        2,918,156
Sebastopol GO, CDA, Tax Allocation, Community Development Project, Refunding, MBIA Insured,
 5.25%, 12/01/21 .............................................................................        2,250,000        2,141,595
Selma PFAR, Series A, MBIA Insured, 5.80%,
    9/15/11 ..................................................................................          145,000          145,260
    9/15/12 ..................................................................................          125,000          125,224
Sequoia UHSD, GO, FSA Insured, 5.70%, 7/01/24 ................................................        2,000,000        1,999,980
Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Refunding, Series A, MBIA Insured,
 5.35%, 12/01/28 .............................................................................        1,000,000          952,330
Sonoma CDA, COP, Sonoma Creek Senior Housing Project, Refunding, AMBAC Insured, 6.75%, 2/01/13        1,325,000        1,353,527
Sonoma CDA, Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 .............        3,455,000        3,457,557
Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ...........................................        2,400,000        2,452,295
South Gate PFAR, Tax Allocation, South Gate Redevelopment Project No. 1, AMBAC Insured,
 5.875%, 9/01/24 .............................................................................        2,500,000        2,524,625
South Orange County PFA, Special Tax Revenue, senior lien, Refunding, Series A, MBIA Insured,
    6.20%, 9/01/13 ...........................................................................       13,500,000       14,266,125
    6.00%, 9/01/18 ...........................................................................        3,250,000        3,321,793
South San Francisco COP, 5.00%, 4/01/29 ......................................................        2,000,000        1,722,640
Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ........................        2,000,000        2,007,480
Stockton COP, Wastewater System Project, Refunding, AMBAC Insured, 5.75%, 9/01/23 ............        6,500,000        6,531,070
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B, FSA
 Insured, 5.90%, 7/01/12 .....................................................................        3,955,000        4,177,862
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured, 5.00%,
 9/01/23 .....................................................................................        6,500,000        5,889,910
Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding, MBIA Insured,
 5.625%, 10/01/13 ............................................................................        4,260,000        4,393,892
Sulfur Springs USD, COP, Series 1991, AMBAC Insured, Pre-Refunded, 7.20%, 2/01/21 ............          800,000          824,808
Sunnyvale RDA, Tax Allocation, Central Core Project, Refunding, AMBAC Insured, 6.50%, 10/01/22        2,785,000        2,848,357
Susanville PFAR, Series A, AMBAC Insured, 6.30%, 9/01/17 .....................................        4,000,000        4,086,600
Tahoe Truckee USD, GO, Improvement District No. 2, Series A, FGIC Insured, 5.75%, 8/01/20 ....        4,340,000        4,389,389
Tahoe-Truckee Joint USD,
    Series A, FGIC Insured, Pre-Refunded, 6.00%, 9/01/17 .....................................        5,000,000        5,333,700
    Series B, FGIC Insured, 5.95%, 9/01/20 ...................................................        3,620,000        3,701,703
Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ..................        2,000,000        2,170,660
Thousand Oaks RDA, Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA
 Insured, 5.375%, 12/01/25 ...................................................................        2,390,000        2,298,678
Tri-City Hospital District Revenue,
    MBIA Insured, 6.00%, 2/01/22 .............................................................        2,350,000        2,359,281
    Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .......................................        2,750,000        2,762,485
Truckee Public Financing Authority Lease Revenue, Series A, AMBAC, 6.00%, 11/01/30 ...........        1,990,000        2,078,436
Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus
 Foundation, MBIA Insured, 5.875%, 6/01/22 ...................................................        2,000,000        2,030,780
Turlock PFA, Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 .....................................        6,855,000        6,669,984
Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
 5.75%,
    10/01/22 .................................................................................        6,200,000        6,232,734
    10/01/32 .................................................................................       14,100,000       14,109,306
University of California Revenues, Multi Purpose Projects, Series H, FGIC Insured, 5.50%,
 9/01/28 .....................................................................................        2,500,000        2,433,525
Upland COP,
    Police Building Project, Refunding, AMBAC Insured, 6.60%, 8/01/16 ........................        3,985,000        4,208,917
    Water System Improvement Project, FGIC Insured, 6.60%, 8/01/16 ...........................        2,385,000        2,519,013
Vacaville PFA, Tax Allocation Revenue, Vacaville Redevelopment Projects, MBIA Insured, 6.35%,
 9/01/22 .....................................................................................        1,355,000        1,384,268

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured, 5.875%, 5/01/26    $   12,500,000   $   12,658,875
Walnut Valley Water District COP, Badillo Grand Transmission Project, FGIC Insured,
 Pre-Refunded, 6.125%, 2/01/18 ...............................................................        2,200,000        2,266,460
Washington Township Hospital District Revenue, Health Care District Revenue,
    5.00%, 7/01/18 ...........................................................................        2,000,000        1,743,520
    5.125%, 7/01/23 ..........................................................................        1,000,000          866,010
Waugh School District Special Tax GO, Corona/Ely CFD No.1, AMBAC Insured, 5.80%, 9/01/26 .....        5,640,000        5,682,131
West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A, AMBAC
 Insured, 5.50%, 8/01/17 .....................................................................        3,370,000        3,381,795
West Sacramento Financing Authority Revenue, MBIA Insured, Pre-Refunded, 6.25%, 9/01/16 ......        4,185,000        4,555,498
West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment Project, MBIA Insured,
 Pre-Refunded, 6.25%, 9/01/21 ................................................................        3,340,000        3,478,174
Western Placer Unified School COP, 1998 Refunding and Capital Project, AMBAC Insured, 5.00%,
 6/01/18 .....................................................................................        5,455,000        5,117,008
William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
 Refunding, FSA Insured, 6.60%, 9/01/18 ......................................................        1,285,000        1,394,148
William S. Hart USD, COP, School Project, MBIA Insured, 6.00%, 9/01/30 .......................        7,015,000        7,134,185
Windsor Joint Powers Financing Authority Wastewater Revenue, Refunding, Series A, AMBAC
 Insured, 6.125%, 12/15/12 ...................................................................          750,000          805,515
Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue, Sweetwater,
 Series A, MBIA Insured, 5.70%, 9/01/19 ......................................................        4,000,000        4,069,880
                                                                                                                  --------------
TOTAL BONDS (COST $1,540,936,912) ............................................................                     1,558,602,618
                                                                                                                  --------------
ZERO COUPON BONDS 2.3%
California HFR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 ..............................        5,000,000        2,721,100
(b)Corona-Norco California USD Capital Appreciation, FSA Insured,
    9/01/23 ..................................................................................        2,320,000          586,241
    9/01/24 ..................................................................................        2,620,000          623,796
    3/01/25 ..................................................................................        1,400,000          323,554
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, MBIA
 Insured,
    01/15/2017 ...............................................................................       20,000,000        7,614,400
    01/15/2018 ...............................................................................       25,000,000        8,901,750
    01/15/2019 ...............................................................................        5,970,000        1,986,159
Newark USD GO, Capital Appreciation, Series B, FGIC Insured, 8/01/24 .........................        9,905,000        2,304,993
San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 .............................       28,405,000        7,559,139
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
 Refunding, Series A, MBIA Insured, 1/15/26 ..................................................        7,675,000        1,684,663
Southern Kern USD, COP, Convertible Capital Appreciation Building Program, Series B, FSA
 Insured, 9/01/26 ............................................................................        2,250,000        1,532,138
Union Elementary School District GO, Capital Appreciation, Series A, FGIC Insured, 9/01/24 ...        2,000,000          479,640
                                                                                                                  --------------
TOTAL ZERO COUPON BONDS (COST $26,600,716) ...................................................                        36,317,573
                                                                                                                  --------------
TOTAL LONG TERM INVESTMENTS (COST $1,567,537,628) ............................................                     1,594,920,191
                                                                                                                  --------------

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)



                                                                                                  PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
(a)SHORT-TERM INVESTMENTS .8%
 Irvine 1915 Act, AD No. 97-13, Daily VRDN and Put, 4.15%, 9/02/23 ......................      $    2,200,000      $    2,200,000
 Irvine Ranch, Water District GO, Refunding, Series B, Daily VRDN and Put, 4.30%, 8/01/09           6,800,000           6,800,000
 Orange County Sanitation District COP,
     Nos 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 4.15%, 8/01/16 ..           3,000,000           3,000,000
     Nos 1-3, 5-7, 11, 13 and 14, Daily VRDN and Put, 4.15%, 8/01/15 ....................             600,000             600,000
 Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater
  Treatment, Daily VRDN and Put, 4.15%, 4/01/28 .........................................           1,000,000           1,000,000
                                                                                                                   --------------
 TOTAL SHORT-TERM INVESTMENTS (COST $13,600,000) ........................................                              13,600,000
                                                                                                                   --------------
 TOTAL INVESTMENTS (COST $1,581,137,628) 98.8% ..........................................                           1,608,520,191
 OTHER ASSETS, LESS LIABILITIES 1.2% ....................................................                              19,615,686
                                                                                                                   --------------
 NET ASSETS 100.0% ......................................................................                          $1,628,135,877
                                                                                                                   ==============



See glossary of terms on page 51.

(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and unconditional right of demand to receive payment of principal balance plus accrued interest at specified dates.
(b)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights


FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                                                      YEAR ENDED JUNE 30,
                                                         -------------------------------------------------------------------------
                                                             2000            1999            1998            1997            1996
                                                         -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................     $   11.02       $   11.24       $   10.93       $   10.67       $   10.38
                                                         -------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................           .52             .51             .53             .53             .53
 Net realized and unrealized gains (losses) ........          (.10)           (.21)            .31             .26             .29
                                                         -------------------------------------------------------------------------
Total from investment operations ...................           .42             .30             .84             .79             .82
Less distributions from net investment income ......          (.52)           (.52)           (.53)           (.53)           (.53)
                                                         -------------------------------------------------------------------------
Net asset value, end of year .......................     $   10.92       $   11.02       $   11.24       $   10.93       $   10.67
                                                         =========================================================================

Total return(b) ....................................          3.95%           2.63%           7.76%           7.58%           7.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................     $ 186,880       $ 192,547       $ 155,664       $ 117,666       $ 101,199
Ratios to average net assets:
 Expenses ..........................................           .60%            .60%            .52%            .47%            .45%
 Expenses excluding waiver and payments by affiliate           .74%            .75%            .78%            .80%            .81%
 Net investment income .............................          4.79%           4.50%           4.76%           4.96%           4.99%
Portfolio turnover rate ............................         10.29%           5.48%           9.58%           6.29%          10.13%


(a)Based on average shares outstanding effective year ended June 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



                     See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                                                            PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.3%
    BONDS 96.3%
    ABAG Finance Authority for Nonprofit Corps. COP,
      5.75%, 8/01/03 ..................................................................................    $  580,000    $  591,884
      Easter Seal Society for the Redwood Coast, Insured, 5.50%, 6/01/03 ..............................       225,000       230,864
      North County Health Project, 5.50%, 3/01/06 .....................................................       900,000       930,357
      Rhoda Haas Goldman Plaza, Insured, 5.125%, 5/15/15 ..............................................     3,000,000     2,798,250
    ABAG Finance Corp. COP, ABAG XXVI,
      Refunding, Series A, 5.90%, 6/01/02 .............................................................        65,000        66,424
      Series B, 6.40%, 10/01/03 .......................................................................       100,000       104,673
    ABAG Revenue, Refunding, Series A-E,
      5.00%, 9/15/06 ..................................................................................       610,000       610,275
      5.05%, 9/15/07 ..................................................................................       620,000       616,999
      5.40%, 9/15/14 ..................................................................................     2,455,000     2,346,047
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured, 5.00%, 10/01/10     3,035,000     3,090,783
    Alameda County COP, Series 1994,
      5.70%, 4/01/02 ..................................................................................       395,000       402,667
      5.80%, 4/01/03 ..................................................................................       420,000       432,566
      5.90%, 4/01/04 ..................................................................................       440,000       458,322
    Antioch PFA, Reassessment Revenue, sub. lien, Series B,
      5.00%, 9/02/03 ..................................................................................     1,890,000     1,877,375
      5.20%, 9/02/05 ..................................................................................     2,090,000     2,077,732
      5.40%, 9/02/07 ..................................................................................     1,165,000     1,156,053
    Auburn COP, Civic Center Project, Refunding,
      5.30%, 9/01/00 ..................................................................................        65,000        65,086
      5.45%, 9/01/01 ..................................................................................        70,000        70,664
      5.60%, 9/01/02 ..................................................................................        75,000        76,439
      5.70%, 9/01/03 ..................................................................................        80,000        82,384
      5.75%, 9/01/04 ..................................................................................        80,000        83,069
    Bakersfield Central District Revenue RDA, Tax Allocation, Downtown Bakersfield Redevelopment, ETM,
      6.00%, 4/01/01 ..................................................................................       295,000       298,572
      6.10%, 4/01/02 ..................................................................................       310,000       318,795
      6.20%, 4/01/03 ..................................................................................       330,000       345,041
    Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP 94-1,
      5.30%, 9/02/08 ..................................................................................       990,000       939,936
      5.35%, 9/02/09 ..................................................................................       765,000       720,875
      5.40%, 9/02/10 ..................................................................................       990,000       937,659
      5.45%, 9/02/11 ..................................................................................       995,000       921,649
      5.50%, 9/02/12 ..................................................................................       990,000       911,008
    California Educational Facilities Authority Revenue,
      Pooled College and University Financing, Refunding, Series B, 5.80%, 6/01/02 ....................     1,000,000     1,020,110
      Pooled College and University Financing, Refunding, Series B, 5.90%, 6/01/03 ....................     1,105,000     1,139,631
      Pooled College and University Projects, Series B, 6.125%, 4/01/13 ...............................     1,000,000     1,040,680
    California Health Facilities Financing Authority Revenue, MBIA Insured,
      San Diego Hospital Association, Series B, 5.60%, 8/01/03 ........................................       100,000       103,465
      Sutter Health, Refunding, Series A, 5.875%, 8/15/16 .............................................     3,750,000     3,853,088
    California HFA, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 .................     2,035,000     2,084,756

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                            PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California State Public Works Board Lease Revenue,
      Department of Corrections, Coalinga State Prison, Series B, MBIA Insured, 5.50%, 12/01/08 .......     $1,000,000    $1,040,630
      Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ..........................      1,325,000     1,193,070
      Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 .........................      1,555,000     1,623,358
    California Statewide CDA, COP, California Lutheran Homes, ETM, 5.375%, 11/15/06 ...................      1,000,000     1,023,890
    California Statewide CDA Revenue, COP, Health Facilities, Barton Memorial Hospital, Refunding,
      Series B,
      5.70%, 12/01/00 .................................................................................        200,000       200,770
      6.40%, 12/01/05 .................................................................................        450,000       466,682
    California Statewide Communities Development Corp. COP, Pacific Homes, Series A, Pre-Refunded,
      5.50%, 4/01/04 ..................................................................................        585,000       613,156
    Campbell COP, Civic Center Project, Refunding, 5.60%, 10/01/03 ....................................        350,000       361,130
    Carson RDA, Project Area No. 1, Refunding, 6.10%, 10/01/02 ........................................        200,000       205,860
    Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
      Refunding, MBIA Insured, 5.00%, 7/01/17 .........................................................      2,000,000     1,898,960
    Chaffey Community College District COP, 5.10%, 9/01/13 ............................................      1,860,000     1,819,787
    Clovis COP, Water System Improvement Project, AMBAC Insured, 5.90%, 3/01/03 .......................        100,000       104,143
    Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
      5.10%, 9/02/03 ..................................................................................        525,000       525,420
      5.20%, 9/02/04 ..................................................................................      1,080,000     1,078,726
      5.40%, 9/02/06 ..................................................................................        630,000       628,973
    Colma 1915 Act, Local ID No. 1, Refunding,
      5.00%, 9/02/01 ..................................................................................        465,000       465,432
      5.10%, 9/02/02 ..................................................................................        485,000       485,063
      5.20%, 9/02/03 ..................................................................................        515,000       515,113
      5.30%, 9/02/04 ..................................................................................        545,000       544,155
      5.40%, 9/02/05 ..................................................................................        570,000       567,680
    Commerce Joint Powers Financing Authority Water Facilities Lease Revenue, Refunding, Series A,
      5.50%, 10/01/02 .................................................................................        340,000       346,188
      5.625%, 10/01/03 ................................................................................        360,000       370,188
      5.75%, 10/01/04 .................................................................................        470,000       488,354
    Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
      5.00%, 9/01/08 ..................................................................................      4,340,000     4,282,625
      5.50%, 9/01/15 ..................................................................................      1,180,000     1,133,048
    Compton Sewer Revenue, ETM,
      5.70%, 7/01/00 ..................................................................................        130,000       130,000
      5.80%, 7/01/01 ..................................................................................        140,000       142,005
      5.90%, 7/01/02 ..................................................................................        150,000       154,292
      6.00%, 7/01/03 ..................................................................................        155,000       161,823
    Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding, Sub Series A,
      5.50%, 7/01/02 ..................................................................................        625,000       634,606
      5.625%, 7/01/03 .................................................................................        655,000       671,323
    Contra Costa County MFHR, Byron Park Project, Series C, GNMA Secured, 6.00%, 7/20/03 ..............        375,000       382,268
    Danville Financing Authority Revenue, Sycamore Valley, Reassessment District No. 93-2,
      5.40%, 9/02/01 ..................................................................................        285,000       286,753
      5.60%, 9/02/02 ..................................................................................        450,000       455,877
      5.70%, 9/02/03 ..................................................................................        215,000       219,076
      5.80%, 9/02/04 ..................................................................................        880,000       903,074

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)



                                                                                                            PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Dinuba RDA, Tax Allocation, sub. note
      Merged City, sub. lien, Refunding, Series A, 6.10%, 12/01/04 ...................................     $1,500,000    $1,498,755
      Merged City Redevelopment Project, sub. lien, 5.20%, 4/01/03 ...................................      2,500,000     2,528,075
    Duarte RDA, Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%, 10/01/16 .......      4,930,000     4,593,035
    Eden Township Hospital District Health Facilities Revenue COP, Eden Hospital Health Services Corp.
      Refunding, 5.75%, 7/01/12 ......................................................................      1,195,000     1,217,239
    Foster City PFAR, Community Development Project, Series A, 5.60%, 9/01/03 ........................      1,150,000     1,182,637
    Fresno Joint Powers Financing Authority Local Agency Revenue, Refunding, Series A, 6.20%, 9/02/03       1,000,000     1,018,490
    Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement Project,
      5.00%, 4/01/12 .................................................................................      2,390,000     2,295,452
    Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%, 9/01/12 ......      1,955,000     1,919,028
    Garden Grove GO, CDA, Tax Allocation, Garden Grove Community Project, Refunding, 5.40%, 10/01/04 .      1,425,000     1,448,028
    Glendale Parking Facilities Joint Powers Authority Revenue, Series A, 5.30%, 3/01/03 .............        125,000       126,314
    Goleta Water District Revenue COP, Goleta Reclamation Project, Refunding, FGIC Insured,
      5.50%, 12/01/08 ................................................................................        750,000       780,473
    Hayward RDA, Tax Allocation, Downtown Hayward Redevelopment Project, Refunding, 5.70%, 3/01/14 ...      1,500,000     1,516,455
    Hesperia PFAR, Series A, 5.80%, 10/01/03 .........................................................      3,275,000     3,384,680
    Hi Desert Memorial Health Care District Revenue, Refunding,
      5.10%, 10/01/06 ................................................................................        615,000       571,366
      5.125%, 10/01/07 ...............................................................................        650,000       591,630
    Hollister RDA, Tax Allocation, Community Development Project, Series 1994,
      5.35%, 10/01/03 ................................................................................        525,000       538,272
      5.45%, 10/01/04 ................................................................................        550,000       565,252
      5.55%, 10/01/05 ................................................................................        585,000       601,111
    Imperial COP,
      Wastewater System Refining Program, Refunding, Series B, 5.40%, 10/15/06 .......................        865,000       871,323
      Water System Refining Program, Refunding, Series A, 5.40%, 10/15/06 ............................      1,235,000     1,244,028
    Imperial County Local Transportation Authority Sales Tax Revenue, Series 1993, 5.50%,
      5/01/04 ........................................................................................        490,000       499,295
      5/01/05 ........................................................................................        515,000       524,090
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project,
      Series B, FSA Insured, 6.25%, 8/01/11 ..........................................................      1,000,000     1,077,870
    La Palma Community Development Commission Tax Allocation, La Palma Community Development Project
     No. 1, Refunding,
      5.40%, 6/01/01 .................................................................................        130,000       130,732
      5.50%, 6/01/02 .................................................................................        135,000       136,986
      5.60%, 6/01/03 .................................................................................        145,000       148,416
      5.70%, 6/01/04 .................................................................................        150,000       154,907
      5.80%, 6/01/05 .................................................................................        160,000       165,733
    La Quinta RDA, Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA Insured, 5.40%, 9/01/07      560,000       585,620
    Lake Elsinore PFA, Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 ....................      1,500,000     1,544,700
      Series A, 5.00%, 9/01/09 .......................................................................      2,680,000     2,623,988
    Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ......................      1,000,000     1,025,150
    Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ..................      2,000,000     1,989,120
    Lancaster RDA, Tax Allocation,
      Central Business District Redevelopment, Refunding, 5.25%, 8/01/00 .............................         35,000        35,018
      Central Business District Redevelopment, Refunding, 5.375%, 8/01/01 ............................         40,000        40,277
      Central Business District Redevelopment, Refunding, 5.50%, 8/01/02 .............................         40,000        40,520

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)



                                                                                                            PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Lancaster RDA, Tax Allocation, (cont.)
      Central Business District Redevelopment, Refunding, 5.60%, 8/01/03 .............................     $   45,000    $   45,924
      Central Business District Redevelopment, Refunding, 5.70%, 8/01/04 .............................         45,000        46,195
      Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 .............................         50,000        51,236
      Fox Field Redevelopment Project Area, Refunding, 5.25%, 8/01/00 ................................         55,000        55,029
      Fox Field Redevelopment Project Area, Refunding, 5.375%, 8/01/01 ...............................         60,000        60,415
      Fox Field Redevelopment Project Area, Refunding, 5.50%, 8/01/02 ................................         65,000        65,846
      Fox Field Redevelopment Project Area, Refunding, 5.60%, 8/01/03 ................................         65,000        66,335
      Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/04 ................................         70,000        71,859
      Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 ................................         75,000        76,853
    Lemon Grove CDA, Tax Allocation, 1998 Refunding,
      5.00%, 8/01/06 .................................................................................        885,000       885,425
      5.10%, 8/01/07 .................................................................................        205,000       204,032
      5.20%, 8/01/08 .................................................................................        215,000       214,572
    Lemon Grove MFHR, Hillside Terrace Apartments, Refunding, 5.375%, 1/01/19 ........................        965,000       969,545
    Los Angeles County Transport Commission COP, Series B,
      5.90%, 7/01/00 .................................................................................        100,000       100,000
      6.00%, 7/01/01 .................................................................................        200,000       203,344
    Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ...................................        565,000       590,103
    Madera COP, Madera Community Hospital, Refunding, 5.10%, 3/01/03 .................................        515,000       520,943
    Mammoth Lakes COP, Refunding,
      5.70%, 6/01/10 .................................................................................        850,000       854,267
      5.75%, 6/01/11 .................................................................................        250,000       251,468
    Merced Irrigation District COP, Water Facilities Project, 6.125%, 11/01/03 .......................        540,000       563,015
    Mid-Peninsula Regional Open Space District COP, Special District Association Finance Corp.,
      Series 1993, 5.20%, 9/01/03 ....................................................................        530,000       538,888
    Mojave GO, Water Agency, ID M, Morongo Basin, ETM, 6.20%, 9/01/01 ................................        100,000       102,176
    Mt. Diablo Hospital District Revenue, Series A, AMBAC Insured, ETM, 5.10%, 12/01/03 ..............        100,000       102,471
    Murrieta COP, Road Improvement Project, 6.00%,
      4/01/07 ........................................................................................        235,000       245,819
      4/01/08 ........................................................................................        245,000       256,853
    New Haven USD, COP, Refunding, 5.30%, 7/01/01 ....................................................        500,000       504,775
    Newark USD, COP, 5.75%, 9/01/02 ..................................................................        300,000       303,624
    North City West School Facilities Financing Authority Special Tax, Refunding, Series B, FSA
      Insured, 5.625%, 9/01/08 .......................................................................        500,000       533,080
    Ontario Redevelopment Financing Authority Local Agency Revenue, Community Facility, AD No.1,
      senior lien, Series FSA Insured, 5.60%, 9/02/03 ................................................        950,000       980,049
    Orange County CFD, No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
      5.375%, 8/15/12 ................................................................................      1,500,000     1,440,765
    Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project, Refunding,
      5.90%, 9/01/04 .................................................................................        800,000       833,632
    Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M,
      6.00%, 2/15/06 .................................................................................        500,000       536,525
    Orange County MFHR, Villa Santiago Rehabilitation Project, FNMA Insured, 5.60%, 10/01/27 .........        500,000       510,520
    Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 ...............................      1,500,000     1,629,630
    Oroville Hospital Revenue, Oroville Hospital, Series A, CHFCLP Insured, 5.125%, 12/01/12 .........      1,435,000     1,413,590
    Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project, 6.375%, 8/01/11      855,000       896,938
    Paramount RDA, Tax Allocation, Redevelopment Project Area No. 1, Refunding, 6.05%, 8/01/05 .......      1,515,000     1,620,186
    Paso Robles Union School District COP, 5.75%, 8/01/03 ............................................      1,635,000     1,693,876
    Pleasant Hill RDA, RMR, Pre-Refunded, 5.40%, 2/01/05 .............................................        645,000       658,829
    Pomona RDA, Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
      5.35%, 12/01/16 ................................................................................      1,000,000       956,800

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                            PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Poway RDA, Tax Allocation, Paguay Redevelopment Project, sub. notes, 4.75%, 12/15/03 .............     $1,950,000    $1,932,879
    Puerto Rico Commonwealth Public Improvement GO, FSA Insured, 5.25%, 7/01/16 ......................      2,500,000     2,497,300
    Rialto RDA, Tax Allocation, Industrial Redevelopment, Sub Areas A and B, Series A, ETM,
      5.40%, 9/01/02 .................................................................................        270,000       275,584
      5.50%, 9/01/03 .................................................................................        280,000       288,873
    Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
      Refunding, Series B,  5.35%, 5/15/13 ...........................................................      2,000,000     1,983,360
    Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
      Series A,
      5.90%, 6/01/02 .................................................................................        200,000       202,314
      6.00%, 6/01/04 .................................................................................        200,000       204,372
    Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B, FNMA Insured,
      5.625%, 7/01/29 ................................................................................        995,000     1,010,761
    Sacramento MUD, Electric Revenue, Series E, 5.25%, 5/15/03 .......................................      1,000,000     1,019,040
    San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 ...........      2,000,000     2,039,100
    San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA Insured,
      6.00%, 9/01/03 .................................................................................         85,000        86,429
    San Clemente 1915 Act, AD No. 8, Refunding,
      5.00%, 9/02/02 .................................................................................        415,000       416,067
      5.10%, 9/02/03 .................................................................................        435,000       436,605
      5.20%, 9/02/04 .................................................................................        460,000       461,329
    San Diego Mortgage Revenue, Mariners Cove, Refunding, Series B-1, 5.125%, 9/01/03 ................        220,000       221,736
    San Diego Port Facilities Revenue, National Steel and Shipbuilding Co., Refunding, 6.60%, 12/01/02        100,000       102,280
    San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A,
      5.00%, 11/01/17 ................................................................................      5,000,000     4,669,700
    San Francisco City and County RDA,
      Hotel Tax Revenue, FSA Insured, 5.80%, 7/01/01 .................................................        300,000       304,731
      Hotel Tax Revenue, FSA Insured, 5.90%, 7/01/02 .................................................        245,000       252,715
      Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.125%, 7/01/02 ...........................          5,000         5,006
    San Francisco City and County, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 .................      3,650,000     3,657,702
    San Gorgonio Memorial Health Care District Health Facility Revenue, Pre-Refunded, 6.375%, 6/01/08         750,000       804,218
    San Joaquin County COP, General Hospital Project, ETM, 5.90%, 9/01/03 ............................        400,000       417,336
    San Jose Financing Authority Revenue, Convention Center Project, Refunding, Series C, 5.75%, 9/01/03      300,000       310,950
    San Juan USD, COP, Gold River Elementary School Project, 5.65%, 4/01/03 ..........................        600,000       601,476
    San Marcos Public Facilities Authority Revenue, MBIA Insured,
      Senior Tax Increment Project Area-3-A, 4.50%, 10/01/04 .........................................        495,000       498,198
      Senior Tax Increment Project Area-3-A, 5.30%, 10/01/11 .........................................        350,000       355,058
      Tax Increment Project Area 3-A, 4.40%, 10/01/03 ................................................        405,000       406,430
      Tax Increment Project Area 3-A, 4.70%, 10/01/05 ................................................        595,000       601,462
      Tax Increment Project Area-3-A, 5.10%, 10/01/09 ................................................        515,000       521,592
    San Ramon COP, Capital Improvements Project,
      5.20%, 3/01/01 .................................................................................         85,000        85,455
      5.30%, 3/01/02 .................................................................................         90,000        91,101
      5.40%, 3/01/03 .................................................................................         95,000        96,824
      5.50%, 3/01/04 .................................................................................        100,000       103,090
      5.60%, 3/01/05 .................................................................................        105,000       109,034
    Santa Barbara RDA, Tax Allocation, Central City Redevelopment Project, 6.00%, 3/01/03 ............        985,000     1,012,314
    Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .............      1,720,000     1,641,327
    Santa Monica Parking Authority Lease Revenue, Refunding, 6.00%, 7/01/03 ..........................        100,000       104,630

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                            PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Sebastopol COP,
      5.70%, 6/01/05 .................................................................................     $  240,000    $  249,643
      Refunding, Series 1994, 5.50%, 6/01/03 .........................................................        200,000       204,448
      Refunding, Series 1994, 5.60%, 6/01/04 .........................................................        215,000       221,661
    Selma PFAR, Series A, MBIA Insured,
      5.25%, 9/15/02 .................................................................................        100,000       100,181
      5.50%, 9/15/04 .................................................................................        115,000       115,217
      5.60%, 9/15/05 .................................................................................        120,000       120,284
      5.65%, 9/15/06 .................................................................................        125,000       125,300
      5.70%, 9/15/07 .................................................................................        135,000       135,329
      5.70%, 9/15/08 .................................................................................        140,000       140,287
      5.75%, 9/15/09 .................................................................................        150,000       150,299
      5.75%, 9/15/10 .................................................................................        155,000       155,279
    Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project,
      Series A, 5.50%, 1/01/06 .......................................................................      1,500,000     1,545,735
    Solana Beach COP, City Hall Project, 5.80%, 10/01/02 .............................................         50,000        51,515
    South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
      5.35%, 10/01/07 ................................................................................        995,000     1,044,163
      5.45%, 10/01/08 ................................................................................      1,040,000     1,097,044
    South Gate PFAR, Tax Allocation, Redevelopment Project No. 1, Refunding, 6.10%, 9/01/03 ..........      1,000,000       999,050
    South San Francisco Capital Improvements Financing Authority Revenue, South San Francisco
     Conference Center, Refunding,
      5.70%, 9/01/02 .................................................................................        195,000       198,814
      5.80%, 9/01/03 .................................................................................        205,000       211,400
      5.90%, 9/01/04 .................................................................................        215,000       224,039
    Southern California Rapid Transit District Revenue, Special Benefit AD A2, 5.80%, 9/01/01 ........        100,000       101,281
    Stockton Health Facilities Revenue, Dameron Hospital Association, Refunding,
      Series A, 5.35%, 12/01/09 ......................................................................        385,000       364,753
    Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
      Insured, 5.75%, 7/01/11 ........................................................................      1,295,000     1,381,985
    Sunline Transport Agency COP, Transport Finance Corp., Series B,
      5.50%, 7/01/03 .................................................................................        450,000       462,060
      5.75%, 7/01/06 .................................................................................        445,000       465,350
    Susanville PFAR, Series A, AMBAC Insured, 5.90%, 9/01/02 .........................................        100,000       102,243
    Tahoe City PUD, COP, Capital Facilities Project, Series B,
      6.05%, 6/01/01 .................................................................................        290,000       293,277
      6.15%, 6/01/02 .................................................................................        835,000       854,764
      6.30%, 6/01/04 .................................................................................        545,000       570,397
    Tehachapi Cummings County Water District Revenue COP, Capital Improvement Project, MBIA Insured,
     Pre-Refunded,
      5.50%, 8/01/04 .................................................................................        280,000       291,816
      5.60%, 8/01/05 .................................................................................        300,000       313,248
      5.75%, 8/01/06 .................................................................................        320,000       335,072
    Temecula RDAR, Tax Allocation, Temecula Redevelopment Project No. 1, Series A, 5.40%, 2/01/04 ....        600,000       609,744
    Temecula Valley USD, Series E, FSA Insured, 5.65%, 9/01/07 .......................................        370,000       394,527
    Travis USD, COP, Foxboro Elementary School Construction Project, ETM, 6.30%, 9/01/02 .............        200,000       207,794
    Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
      5.80%, 4/01/01 .................................................................................        340,000       342,033
      5.90%, 4/01/02 .................................................................................        360,000       365,472
      6.00%, 4/01/03 .................................................................................        380,000       389,865


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                            PRINCIPAL
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                AMOUNT         VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Ventura USD, COP, Series A,
      5.90%, 4/01/04 ..............................................................................      $    305,000  $    313,757
      6.00%, 4/01/05 ..............................................................................           320,000       329,298
      6.10%, 4/01/06 ..............................................................................           340,000       350,172
      6.20%, 4/01/07 ..............................................................................           365,000       376,099
      6.30%, 4/01/08 ..............................................................................           385,000       396,838
      6.40%, 4/01/09 ..............................................................................           410,000       422,356
    Virgin Islands PFAR, senior lien, Refunding, Series A,
      5.30%, 10/01/11 .............................................................................         1,000,000       958,249
      5.40%, 10/01/12 .............................................................................         4,150,000     3,961,714
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      5.00%, 7/01/03 ..............................................................................         3,540,000     3,480,279
      4.875%, 7/01/06 .............................................................................         2,000,000     1,907,979
      5.00%, 7/01/09 ..............................................................................         2,000,000     1,867,799
    Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project, Series 1993,
      6.00%, 8/01/02 ..............................................................................           510,000       510,366
      6.10%, 8/01/03 ..............................................................................           540,000       540,409
                                                                                                                       ------------
    TOTAL BONDS (COST $179,527,641) ...............................................................                     179,976,235
                                                                                                                       ------------
    ZERO COUPON BONDS 1.0%
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, Refunding,
     Series A,1/15/16 (COST $2,094,139) ...........................................................         3,000,000     1,921,530
                                                                                                                       ------------
    TOTAL LONG TERM INVESTMENTS (COST $181,621,780) ...............................................                     181,897,765
                                                                                                                       ------------
(a) SHORT-TERM INVESTMENTS 1.3%
    California PCFA, PCR, Shell Oil Co. Project, Refunding, Series B, Daily VRDN and Put, 4.10%,
      10/01/11 ....................................................................................         1,000,000     1,000,000
    Irvine 1915 Act,
      AD No. 87-8, Daily VRDN and Put, 4.15%, 9/02/24 .............................................           300,000       300,000
      AD No. 97-13, Daily VRDN and Put, 4.15%, 9/02/23 ............................................           200,000       200,000
      AD No. 97-16, Daily VRDN and Put, 4.15%, 9/02/22 ............................................           700,000       700,000
    Orange County Sanitation District COP, Nos 1-3, 5-7, 11, 13 and 14, Daily VRDN and Put,
      4.15%, 8/01/15 ..............................................................................           100,000       100,000
    Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A, AMBAC Insured,
      Weekly VRDN and Put, 4.25%, 7/01/28 .........................................................           100,000       100,000
                                                                                                                       ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $2,400,000) ................................................                       2,400,000
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $184,021,780) 98.6% ...................................................                     184,297,765
    OTHER ASSETS, LESS LIABILITIES 1.4% ...........................................................                       2,581,803
                                                                                                                       ------------
    NET ASSETS 100.0% .............................................................................                    $186,879,568
                                                                                                                       ============


See glossary of terms on page 51

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

                                                                                     YEAR ENDED JUNE 30,
                                                             ---------------------------------------------------------------------
                                                                2000           1999           1998           1997           1996
                                                             ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------------------------------------------------------------------
Income from investment operations - net investment income          .03            .02            .03            .03            .03
Less distributions from net investment income ...........         (.03)          (.02)          (.03)          (.03)          (.03)
                                                             ---------------------------------------------------------------------
Net asset value, end of year ............................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ======================================================================
Total return(a)..........................................         2.64%          2.39%          2.85%          2.85%          2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $ 696,803      $ 706,877      $ 656,725      $ 639,791      $ 597,819
Ratios to average net assets:
 Expenses ...............................................          .56%           .59%           .60%           .60%           .63%
 Net investment income ..................................         2.61%          2.36%          2.82%          2.83%          2.83%


(a) Total return is not annualized for periods less than one year.



                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                                                          PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                   AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS 109.5%
(a) Anaheim COP, Weekly VRDN and Put,
      1993 Partnership Project Refunding, AMBAC Insured, 4.30%, 8/01/19 ................................  $ 4,400,000  $ 4,400,000
      Police Facilities Refinancing Project, AMBAC Insured, 4.30%, 8/01/08 .............................    5,050,000    5,050,000
(a) Big Bear Lake Industrial Revenue, Southwest Gas Corp. Project, Series A, Weekly VRDN and Put,
      4.45%, 12/01/28 ..................................................................................    2,700,000    2,700,000
(a) Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
      4.40%, 12/01/10 ..................................................................................    2,312,000    2,312,000
(b) California Community College Financing Authority TRAN, Series A, 5.00%, 6/29/01 ....................    7,000,000    7,050,190
    California Health Facilities Financing Authority Revenue,
    (a) Children's Hospital, MBIA Insured, Weekly VRDN and Put, 4.25%, 11/01/21 ........................    2,500,000    2,500,000
        Children's Hospital of Los Angeles, Series A, Pre-Refunded on 6/01/01, 7.125%, 6/01/21 .........    6,840,000    7,148,892
        Children's Hospital of San Francisco, Series A, MBIA Insured, Pre-Refunded on 10/01/00, 7.50%,
        10/01/20 .......................................................................................    4,000,000    4,116,349
    (a) Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 4.65%, 10/01/22 ...................    5,000,000    5,000,000
(a) California HFAR, MFHR, Series III-D, Weekly VRDN and Put, 4.50%, 8/01/33 ...........................    6,500,000    6,500,000
(a) California PCFA, Revenue,
      PCR, Monthly VRDN and Put, 4.35%, 9/01/13 ........................................................    4,700,000    4,700,000
      PCR, Pacific Gas and Electric Co., Refunding, Series B, Daily VRDN and Put, 4.15%, 11/01/26 ......   10,000,000   10,000,000
      PCR, Pacific Gas and Electric Co., Refunding, Series E, Daily VRDN and Put, 4.35%, 11/01/26 ......   22,700,000   22,700,000
      PCR, Shell Oil Co., Project, Refunding, Series B, Daily VRDN and Put, 4.10%, 10/01/11 ............    4,300,000    4,300,000
      Solid Waste Disposal Revenue, Colmac Energy Project, Series A, Weekly VRDN and Put,
        4.40%, 12/01/16 ................................................................................      600,000      600,000
    Solid Waste Disposal Revenue, Shell Martinez Refining, Series A, Daily VRDN and Put, 4.10%, 10/01/31   11,000,000   11,000,000
(a) California Public Capital Improvement Financing Authority Revenue, Pooled Projects, Series C,
      Quarterly VRDN and Put, 3.70%, 6/01/28 ...........................................................   19,500,000   19,500,000
    California School Cash Reserve Program Authority Revenue, Series A,
      (b) 5.25%, 7/03/01 ...............................................................................   42,500,000   42,899,075
      AMBAC Insured, 4.00%, 7/03/00 ....................................................................   20,000,000   20,000,683
(a) California School Facilities Financing Corp. COP, Capital Improvement Financing Projects, Weekly
      VRDN and Put, Refunding, Series C, 4.40%, 7/01/22 ................................................   12,095,000   12,095,000
      Series A, 4.40%, 7/01/22 .........................................................................    2,050,000    2,050,000
(a) California State Economic Development Financing Authority Revenue, KQED Inc. Project, Refunding,
      Weekly VRDN and  Put, 4.55%, 4/01/20 .............................................................    1,750,000    1,750,000
    California State GO
      6.00%, 9/01/00 ...................................................................................   14,200,000   14,261,602
      TECP, 3.25%, 7/07/00 .............................................................................   12,785,000   12,785,000
(a) California Statewide CDA Revenue, COP, Sutter Health Obligated Group, AMBAC Insured, Daily VRDN
       and Put,  4.15%, 7/01/15 ........................................................................    8,400,000    8,400,000
(a) California Statewide CDA, COP, North California Retired Officers, Daily VRDN and Put, 4.20%, 6/01/26    7,500,000    7,500,000
    California Statewide Communities Development Corp. Revenue,
       (a) Industrial Development, American Kleaner Manufacturing Co., Series C, Weekly VRDN and Put,
       4.65%, 12/01/19 .................................................................................    2,550,000    2,550,000
       (a) Industrial Development, Karcher Property Project, Series C, Weekly VRDN and Put, 4.65%,
       12/01/19.........................................................................................    1,700,000    1,700,000
       (b) Tax and Revenue Anticipation Bonds, Series A, FSA Insured, 5.25%, 6/29/01 ...................    9,000,000    9,083,160
(a) Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 4.10%, 1/01/10 ................................    2,070,000    2,070,000
(a) Concord MFMR, Weekly VRDN and Put,
      4.25%, 7/15/18 ...................................................................................    7,800,000    7,800,000
      Bel Air Apartments, Issue A, 4.40%, 12/01/16 .....................................................      500,000      500,000
(a) Duarte RDA, Johnson Duarte Project, Weekly VRDN and Put, 4.35%, 12/01/14 ...........................      900,000      900,000
(a) Dublin Housing Authority MFHR, Park Sierra Housing, Series A, Weekly VRDN and Put, 4.45%, 6/01/28 ..    1,100,000    1,100,000
(a) Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
      4.25%, 7/01/29 ...................................................................................   10,000,000   10,000,000
(a) Fresno MFHR, Heron Pointe Apartments, Series A, Weekly VRDN and Put, 4.30%, 6/01/07 ................    1,000,000    1,000,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                          PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                   AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS (CONT.)
(a) Irvine 1915 Act, Daily VRDN and Put,
      AD No. 87-8, 4.15%, 9/02/24 ..................................................................       $6,000,000    $6,000,000
      AD No. 89-10, 4.15%, 9/02/15 .................................................................        2,000,000     2,000,000
      AD No. 97-16, 4.15%, 9/02/22 .................................................................        1,100,000     1,100,000
(a) Irvine Ranch Public Facilities and Infrastructure Authority Lease Revenue, Capital Improvement
      Project, Weekly VRDN and Put, 4.25%, 11/01/10 ................................................        4,700,000     4,700,000
(a) Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put, 3.50%, 8/01/16        6,500,000     6,500,000
(a) Irvine Ranch Water District GO, No. 105, 140, 240 and 250, Daily VRDN and Put, 3.50%, 1/01/21 ..        1,300,000     1,300,000
(a) Irvine Ranch Water District Revenue, Daily VRDN and Put,
      Consolidated Bonds, Refunding, Series B, 4.30%, 10/01/09 .....................................        2,300,000     2,300,000
      Consolidated District Nos. 105, 250 and 290, 4.15%, 8/01/16 ..................................        7,200,000     7,200,000
      Consolidated Refunding, Series A, 4.30%, 5/01/09 .............................................        1,500,000     1,500,000
      Construction Bonds, 4.15%, 10/01/05 ..........................................................        3,000,000     3,000,000
      Nos. 140, 105, 240 and 250, 4.15%, 4/01/33 ...................................................        1,000,000     1,000,000
(a) Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and Put, 4.25%, 8/01/06 .        1,700,000     1,700,000
(a) Lancaster RDA, MFHR, Westwood Park Apartments, Series 1985-K, Weekly VRDN and Put, 4.30%, 12/01/07        900,000       900,000
(a) Livermore Housing Authority MFR, Richards Manor, Refunding, Series A, Weekly VRDN and Put,
      4.40%, 12/01/22 ..............................................................................        5,770,000     5,770,000
    Los Angeles County Capital Asset Leasing Corp., TECP, 4.00%, 8/10/00 ...........................        9,000,000     9,000,000
(b) Los Angeles County GO, TRAN, Series A, 5.00%, 6/29/01 ..........................................        5,750,000     5,796,403
(a) Los Angeles County Housing Authority MFHR, Sand Canyon Ranch Project, Series F, Weekly VRDN and
      Put, 4.70%, 11/01/06 .........................................................................        4,500,000     4,500,000
    Los Angeles County MTA Revenue, TECP, 4.05%, 9/07/00 ...........................................        7,000,000     7,000,000
(a) Los Angeles County MTA, Sales Tax Revenue, Proposition C, Refunding, Second Series A, MBIA
      Insured, Weekly VRDN  and Put, 4.25%, 7/01/20 ................................................        6,000,000     6,000,000
(a) Los Angeles County Pension Obligation, Refunding, Weekly VRDN and Put,
      Series A, AMBAC Insured, 4.30%, 6/30/07 ......................................................        2,500,000     2,500,000
      Series B, AMBAC Insured, 4.30%, 6/30/07 ......................................................        6,600,000     6,600,000
(b) Los Angeles County Schools GO, Pooled Financing Program Participation Certificates, Series A,
      5.00%, 7/02/01 ...............................................................................        7,000,000     7,048,860
(a) Los Angeles County Transportation Commission Sales Tax Revenue, Refunding, Weekly VRDN and Put,
      4.30%, 7/01/12 ...............................................................................       12,000,000    12,000,000
(a) Los Angeles CRDA, Weekly VRDN and Put,
      COP, Baldwin Hill Park, 4.65%, 12/01/14 ......................................................        1,000,000     1,000,000
      MFHR, Grand Promenade Project, 4.30%, 12/01/10 ...............................................        1,300,000     1,300,000
    Los Angeles Department of Water and Power Electric Plant Revenue, TECP, 4.15%, 8/07/00 .........        5,000,000     5,000,000
    Los Angeles Department of Water and Power Waterworks Revenue, TECP, 3.75%, 7/11/00 .............       10,100,000    10,100,000
(a) Los Angeles MFR, Weekly VRDN and Put,
      Casden Project, Series K, 4.40%, 7/01/10 .....................................................        3,200,000     3,200,000
      Masselin Manor, 4.30%, 7/01/15 ...............................................................        2,400,000     2,400,000
Los Angeles Wastewater Systems Revenue, Series D, MBIA Insured, Pre-Refunded, 6.70%, 12/01/21.......        4,350,000     4,487,246
Metropolitan Water District Revenue,
      Southern California, 3.95%, 9/05/00, .........................................................        4,000,000     4,000,000
      (a) Southern California Waterworks, Refunding, Series A, AMBAC Insured, Weekly VRDN and Put,
            4.25%, 6/01/23 .........................................................................        7,865,000     7,865,000
(a) Monterey County IDA, IDR, VPS Company Inc. Project, Series A, Weekly VRDN and Put, 4.55%, 9/01/20       4,180,000     4,180,000
    M-S-R Public Power Agency, San Juan Project Revenue,
      Refunding, Series G, MBIA Insured, 5.25%, 7/01/00 ............................................        1,000,000     1,000,000
      (a) Sub. lien, Refunding, Series D, Weekly VRDN and Put, 4.25%, 7/01/18 ......................        7,600,000     7,600,000
      (a) Sub. lien, Series E, MBIA Insured, Weekly VRDN and Put, 4.30%, 7/01/22....................       20,200,000    20,200,000
(a) Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 4.25%, 12/01/15 ...................        7,500,000     7,500,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


                                                                                                          PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                   AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS (CONT.)
(a) Orange County Apartment Development Revenue, Frost Project, Issue B, Weekly VRDN and Put,
      4.40%, 3/01/09 ..................................................................................  $   100,000     $   100,000
(a) Orange County Sanitation District COP,
      Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 4.15%, 8/01/16 ..............   10,000,000      10,000,000
      Nos. 1-3, 5-7 and 11, Refunding, Weekly VRDN and Put, 3.50%, 8/01/13 ............................    8,000,000       8,000,000
      Nos. 1-3, 5-7, 11, 13 and 14, Daily VRDN and Put, 4.15%, 8/01/15 ................................    1,900,000       1,900,000
(a) Oxnard RDA, COP, Channel Islands Business Center, Weekly VRDN and Put, 5.095%, 7/01/05 ............      390,000         390,000
(a) Pico Rivera RDA, COP, Weekly VRDN and Put, 4.70%, 12/01/10 ........................................    1,500,000       1,500,000
(a) Pleasanton MFMR, Valley Plaza, Series A, Weekly VRDN and Put, 4.25%, 7/15/18 ......................    4,660,000       4,660,000
    Puerto Rico Commonwealth Government Development Bank,
      (a) Refunding, MBIA Insured, Weekly VRDN and Put, 4.60%, 12/01/15 ...............................    1,300,000       1,300,000
      TECP, 3.50%, 9/12/00 ............................................................................   17,388,000      17,388,000
(a) Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A, AMBAC Insured,
      Weekly VRDN  and Put, 4.25%, 7/01/28 ............................................................    3,800,000       3,800,000
    Puerto Rico Commonwealth Highway Authority Highway Revenue, Series Q, Pre-Refunded on 7/01/00,
      8.00%, 7/01/18 ..................................................................................    8,000,000       8,160,000
(a) Redwood City COP, City Hall Project, Weekly VRDN and Put, 4.45%, 7/01/21 ..........................    2,400,000       2,400,000
(a) Riverside County CFD, Special Tax, No 89-5, Refunding, AMBAC Insured, Weekly VRDN and Put,
      4.35%, 9/01/28 ..................................................................................    8,000,000       8,000,000
(a) Riverside County COP, Riverside County Public Facility, ACES, Series C, Weekly VRDN and Put,
      3.25%, 12/01/15 .................................................................................    4,000,000       4,000,000
(a) Riverside County Housing Authority MFMR, Emeritus Park, Series B, FNMA Insured, Weekly VRDN
      and Put, 4.25%, 7/15/18 .........................................................................    3,250,000       3,250,000
(a) Riverside County IDA, IDR, Calavo Growers, Weekly VRDN and Put, 4.30%, 9/01/05 ....................    1,500,000       1,500,000
    Riverside County Teeter Plan TECP,
      3.25%, 7/26/00 ..................................................................................   15,000,000      15,000,000
      3.90%, 10/05/00 .................................................................................    7,608,000       7,608,000
(a) Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
      4.35%, 6/01/20 ..................................................................................    7,655,000       7,655,000
(a) Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly VRDN and Put,
      4.25%, 12/01/30 .................................................................................   25,000,000      25,000,000
(a) Sacramento MFHR, Smoketree, Series A, Weekly VRDN and Put, 4.25%, 4/15/10 .........................    6,650,000       6,650,000
(a) San Bernardino County MFHR, Refunding, Quality A, FNMA Insured, Weekly VRDN and Put, 4.25%, 7/01/14    4,350,000       4,350,000
(a) San Diego County MFHR, Weekly VRDN and Put,
      Country Hills, Series A, 4.25%, 8/15/13 .........................................................    3,175,000       3,175,000
      Nationwide, Series C, 4.25%, 4/15/05 ............................................................    1,400,000       1,400,000
    San Diego Gas and Electric Co., 3.95%, 9/08/00 ....................................................    5,500,000       5,500,000
(a) San Diego Housing Authority MFHR, La Cima Apartments, Series K, Weekly VRDN and Put,
       4.20%, 12/01/22 ................................................................................    5,000,000       5,000,000
(a) San Diego MFHR, University Town Center Apartments, Refunding, Weekly VRDN and Put, 4.50%, 10/01/15     4,900,000       4,900,000
(a) San Dimas RDA, Commercial Development Revenue, San Dimas Commercial Center, Monthly VRDN and Put,
       4.40%, 12/01/13 ................................................................................      900,000         900,000
    San Francisco BART, TECP, 3.85%, 8/21/00 ..........................................................   10,500,000      10,500,000
(a) San Francisco City and County RDA, MFR, Weekly VRDN and Put,
      3rd and Mission, Series C, 4.30%, 7/01/34 .......................................................   11,000,000      11,000,000
      Refunding, Fillmore Center, Series B-2, 4.70%, 12/01/17 .........................................    1,000,000       1,000,000
    San Joaquin County Transportation Authority Sales Tax Revenue, TECP, 3.35%, 7/11/00 ...............   12,600,000      12,600,000
(a) San Jose MFMR, Somerset Park Apartment Project, Series A, Weekly VRDN and Put, 4.55%, 11/01/17 ....    1,000,000       1,000,000
(a) San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, FGIC Insured, Weekly VRDN
      and Put, 4.30%, 11/15/11 ........................................................................    1,200,000       1,200,000
(a) San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN and Put,
      4.50%, 7/01/17 ..................................................................................    2,950,000       2,950,000
(a) Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A, Weekly VRDN and Put,
      4.30%, 12/01/22 .................................................................................    4,650,000       4,650,000


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (cont.)


                                                                                                          PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                   AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS (CONT.)
(a) Santa Clara County Financing Authority, Lease Revenue, VMC Facility Replacement Project, Series B,
      Weekly VRDN  and Put, 4.30%, 11/15/25 ...........................................................  $ 5,125,000     $ 5,125,000
(a) Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding, Series A,
      Weekly VRDN and Put, 4.25%, 12/15/25 ............................................................    5,000,000       5,000,000
(a) South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and Put, 4.50%, 5/01/17       500,000         500,000
(a) Southern California Public Power Authority Power Project Revenue, Palo Verde Project, Refunding,
      Weekly VRDN and Put,
      Series B, AMBAC Insured, 4.30%, 7/01/09 .........................................................    2,000,000       2,000,000
      Series C, AMBAC Insured, 4.30%, 7/01/17 .........................................................      500,000         500,000
(a) Southern California Public Power Authority Transmission Project Revenue, Southern Transmission,
      Refunding, Weekly VRDN and Put,
      AMBAC Insured, 4.30%, 7/01/19 ...................................................................   27,000,000      27,000,000
      Series B, FSA Insured, 4.30%, 7/01/23 ...........................................................    6,600,000       6,600,000
(a) Suisun City Housing Authority MFR, Village Green, Series A, Weekly VRDN and Put, 3.40%, 6/15/18 ...    8,500,000       8,500,000
(a) Tustin 1915 Act, Reassessment District No 95-2, Series A, Daily VRDN and Put, 4.15%, 9/02/13 ......   15,700,000      15,700,000
(a) Upland CRDA, MFHR, Weekly VRDN and Put, 4.40%, 2/15/30 ............................................    1,000,000       1,000,000
(a) Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project, Weekly VRDN and Put,
      4.25%, 7/01/30 ..................................................................................    2,600,000       2,600,000
(a) Vallejo City USD, COP, Capital Improvement Financing Projects, Series E, Weekly VRDN and Put,
      4.30%, 7/01/25 ..................................................................................    2,500,000       2,500,000
(a) West Basin Municipal Water District Revenue COP, Weekly VRDN and Put,
      Phase III Recycled Water Project, Series A, 4.25%, 8/01/29 ......................................    4,300,000       4,300,000
      Recycled Water Project, Series C, 4.20%, 8/01/27 ................................................    1,900,000       1,900,000
(a) Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater Treatment,
      Daily VRDN and Put, 4.15%, 4/01/28 ..............................................................    8,400,000       8,400,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $763,280,460) 109.5% ......................................................                  763,280,460
    OTHER ASSETS, LESS LIABILITIES (9.5)% .............................................................                 (66,477,161)
                                                                                                                      -------------
    NET ASSETS 100.0% .................................................................................               $ 696,803,299
                                                                                                                      =============


See glossary of terms on page 51.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)


GLOSSARY OF TERMS
--------------------------------------------------------------------------------
1915 ACT  -   Improvement Bond Act of 1915
ABAG      -   The Association of Bay Area Governments
ACES      -   Adjustable Convertible Exempt Securities
AD        -   Assessment District
AMBAC     -   American Municipal Bond Assurance Corp.
BART      -   Bay Area Rapid Transit
BIG       -   Bond Investor Guaranty Insurance Co.
CDA       -   Community Development Authority/Agency
CFD       -   Community Facilities District
CHFCLP    -   California Health Facilities Construction Loan Program
CIFP      -   Capital Improvement Financing Program
COP       -   Certificate of Participation
CRDA      -   Community Redevelopment Authority/Agency
ETM       -   Escrow to Maturity
FGIC      -   Financial Guaranty Insurance Co.
FNMA      -   Federal National Mortgage Association
FSA       -   Financial Security Assistance
GNMA      -   Government National Mortgage Association
GO        -   General Obligation
HFA       -   Housing Finance Authority/Agency
HFAR      -   Housing Finance Authority/Agency Revenue
HFR       -   Housing Finance Revenue
ID        -   Improvement District
IDA       -   Industrial Development Authority/Agency
IDR       -   Industrial Development Revenue
MBIA      -   Municipal Bond Investors Assurance Corp.
MFHR      -   Multi-Family Housing Revenue
MFMR      -   Multi-Family Mortgage Revenue
MFR       -   Multi-Family Revenue
MTA       -   Metropolitan Transportation Authority
MUD       -   Municipal Utility District
PCFA      -   Pollution Control Financing Authority
PCR       -   Pollution Control Revenue
PFA       -   Public Financing Authority
PFAR      -   Public Financing Authority Revenue
PUD       -   Public Utility District
RDA       -   Redevelopment Agency
RDAR      -   Redevelopment Agency Revenue
RMR       -   Residential Mortgage Revenue
SFM       -   Single Family Mortgage
SFMR      -   Single Family Mortgage Revenue
TECP      -   Tax-Exempt Commercial Paper
TRAN      -   Tax and Revenue Anticipation Notes
UHSD      -   Unified High School District
USD       -   Unified School District
VRDN      -   Variable Rate Demand Notes

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000


                                                                     FRANKLIN         FRANKLIN CALIFORNIA          FRANKLIN
                                                                    CALIFORNIA         INTERMEDIATE-TERM          CALIFORNIA
                                                                 INSURED TAX-FREE          TAX-FREE               TAX-EXEMPT
                                                                    INCOME FUND          INCOME FUND              MONEY FUND
                                                                 -------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ......................................................    $ 1,581,137,628        $   184,021,780        $   763,280,460
                                                                 =============================================================
  Value .....................................................      1,608,520,191            184,297,765            763,280,460
 Cash .......................................................            142,279                136,362                 11,110
 Receivables:
  Capital shares sold .......................................            407,412                230,807              5,387,376
  Interest ..................................................         28,560,817              2,915,242              4,715,112
                                                                 -------------------------------------------------------------
      Total assets ..........................................      1,637,630,699            187,580,176            773,394,058
                                                                 -------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...........................          1,533,591                     --             71,877,688
  Capital shares redeemed ...................................          2,362,568                111,314              3,951,885
  Affiliates ................................................            985,654                 90,929                308,464
  Shareholders ..............................................          1,401,161                129,175                225,352
 Distributions to shareholders ..............................          3,072,820                321,912                103,162
 Other liabilities ..........................................            139,028                 47,278                124,208
                                                                 -------------------------------------------------------------
      Total liabilities .....................................          9,494,822                700,608             76,590,759
                                                                 -------------------------------------------------------------
      Net assets, at value ..................................    $ 1,628,135,877        $   186,879,568        $   696,803,299
                                                                 =============================================================
Net assets consist of:
 Undistributed net investment income ........................                 --                279,843                     --
 Accumulated distributions in excess of net investment income         (1,623,935)                    --                     --
 Net unrealized appreciation ................................         27,382,563                275,985                     --
 Accumulated net realized loss ..............................        (22,108,464)              (513,302)                    --
 Capital shares .............................................      1,624,485,713            186,837,042            696,803,299
                                                                 -------------------------------------------------------------
      Net assets, at value ..................................    $ 1,628,135,877        $   186,879,568        $   696,803,299
                                                                 =============================================================


                     See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2000


                                                                             FRANKLIN       FRANKLIN CALIFORNIA      FRANKLIN
                                                                            CALIFORNIA       INTERMEDIATE-TERM      CALIFORNIA
                                                                         INSURED TAX-FREE        TAX-FREE           TAX-EXEMPT
                                                                            INCOME FUND         INCOME FUND         MONEY FUND
CLASS A:
 Net assets, at value ................................................    $1,558,856,784       $ 186,879,568      $ 696,803,299
                                                                          =====================================================
 Shares outstanding ..................................................       132,577,058          17,117,091        696,803,299
                                                                          =====================================================
 Net asset value per share* ..........................................    $        11.76       $       10.92      $        1.00
                                                                          =====================================================
 Maximum offering price per share (net asset value per share/95.75%,
 97.75%, 100%, respectively) .........................................    $        12.28       $       11.17      $        1.00
                                                                          =====================================================
CLASS B:
 Net assets, at value ................................................    $    1,883,960
                                                                          ==============
 Shares outstanding ..................................................           159,961
                                                                          ==============
 Net asset value and maximum offering price per share* ...............    $        11.78
                                                                          ==============
CLASS C:
 Net assets, at value ................................................    $   67,395,133
                                                                          ==============
 Shares outstanding ..................................................         5,692,547
                                                                          ==============
 Net asset value per share* ..........................................    $        11.84
                                                                          ==============
 Maximum offering price per share (net asset value per share/99.00%)..    $        11.96
                                                                          ==============


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000


                                                             FRANKLIN        FRANKLIN CALIFORNIA       FRANKLIN
                                                            CALIFORNIA        INTERMEDIATE-TERM       CALIFORNIA
                                                         INSURED TAX-FREE         TAX-FREE            TAX-EXEMPT
                                                            INCOME FUND          INCOME FUND          MONEY FUND
                                                         --------------------------------------------------------
Investment income:
 Interest ..........................................       $ 100,236,755        $  10,124,118        $ 23,471,931
                                                           ------------------------------------------------------
Expenses:
 Management fees (Note 3) ..........................           7,925,952            1,061,797           3,594,965
 Distribution fees: (Note 3)
  Class A ..........................................           1,548,522              187,839                  --
  Class B ..........................................               1,705                   --                  --
  Class C ..........................................             469,203                   --                  --
 Transfer agent fees (Note 3) ......................             525,232               65,072             452,421
 Custodian fees ....................................              17,100                1,764               7,582
 Reports to shareholders ...........................              51,986                7,978              19,578
 Registration and filing fees ......................               2,677                1,429               3,156
 Professional fees (Note 3) ........................              34,475               16,171               6,951
 Trustees' fees and expenses .......................              43,942                4,831              19,427
 Other .............................................              85,830               34,871              32,377
                                                           ------------------------------------------------------
    Total expenses .................................          10,706,624            1,381,752           4,136,457
    Expenses waived/paid by affiliate (Note 3) .....                  --             (253,430)                 --
                                                           ------------------------------------------------------
      Net expenses .................................          10,706,624            1,128,322           4,136,457
                                                           ------------------------------------------------------
        Net investment income ......................          89,530,131            8,995,796          19,335,474
                                                           ------------------------------------------------------
Realized and unrealized losses:
  Net realized loss from investments ...............         (21,988,141)            (410,662)            (25,675)
  Net unrealized depreciation on investments .......         (35,982,421)          (1,387,348)                 --
                                                           ------------------------------------------------------
Net realized and unrealized loss ...................         (57,970,562)          (1,798,010)            (25,675)
                                                           ------------------------------------------------------
Net increase in net assets resulting from operations       $  31,559,569        $   7,197,786        $ 19,309,799
                                                           ======================================================


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999


                                                               FRANKLIN CALIFORNIA INSURED       FRANKLIN CALIFORNIA INTERMEDIATE-
                                                                  TAX-FREE INCOME FUND               TERM TAX-FREE INCOME FUND
                                                                2000               1999               2000              1999
                                                          ------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................   $    89,530,131    $    91,205,201    $     8,995,796    $     8,310,124
  Net realized gain (loss) from investments ...........       (21,988,141)           954,544           (410,662)            93,006
  Net unrealized depreciation on investments ..........       (35,982,421)       (43,645,378)        (1,387,348)        (4,475,770)
                                                          ------------------------------------------------------------------------
      Net increase in net assets resulting
       from operations ................................        31,559,569         48,514,367          7,197,786          3,927,360
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................       (85,810,255)       (88,563,323)        (8,995,735)        (8,423,741)
   Class B ............................................           (11,715)                --                 --                 --
   Class C ............................................        (3,344,900)        (3,006,211)                --                 --
  In excess of net investment income:
   Class A ............................................                --         (1,921,957)                --                 --
   Class C ............................................                --            (65,239)                --                 --
  Net realized gains:
   Class A ............................................          (230,555)        (9,565,776)                --                 --
   Class C ............................................           (10,029)          (360,118)                --                 --
                                                          ------------------------------------------------------------------------
 Total distributions to shareholders ..................       (89,407,454)      (103,482,624)        (8,995,735)        (8,423,741)
 Capital share transactions: (Note 2)
  Class A .............................................      (160,998,579)       110,241,197         (3,869,381)        41,379,720
  Class B .............................................         1,855,986                 --                 --                 --
  Class C .............................................       (10,422,063)        27,415,008                 --                 --
                                                          ------------------------------------------------------------------------
 Total capital share transactions .....................      (169,564,656)       137,656,205         (3,869,381)        41,379,720
      Net increase (decrease) in net assets ...........      (227,412,541)        82,687,948         (5,667,330)        36,883,339
Net assets:
 Beginning of year ....................................   $ 1,855,548,418    $ 1,772,860,470    $   192,546,898    $   155,663,559
                                                          ------------------------------------------------------------------------
 End of year ..........................................   $ 1,628,135,877    $ 1,855,548,418    $   186,879,568    $   192,546,898
                                                          ========================================================================
Undistributed net investment income
 (accumulated distributions in excess of net investment
 income) included in net assets:
  End of year .........................................   $    (1,623,935)   $    (1,987,196)   $       279,843    $       279,782
                                                          ========================================================================


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999



                                                                                                   FRANKLIN CALIFORNIA
                                                                                                  TAX-EXEMPT MONEY FUND
                                                                                                 2000              1999
                                                                                            -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................   $  19,335,474     $  15,536,781
  Net realized loss from investments ....................................................         (25,675)          (11,084)
                                                                                            -------------------------------
       Net increase in net assets resulting from operations .............................      19,309,799        15,525,697
 Distributions to shareholders from net investment income ...............................     (19,309,799)*     (15,525,697)*
 Capital share transactions (Note 2) ....................................................     (10,073,959)       50,152,692
                                                                                            -------------------------------
       Net increase (decrease) in net assets ............................................     (10,073,959)       50,152,692
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ......................................................................     706,877,258       656,724,566
                                                                                            -------------------------------
 End of year ............................................................................   $ 696,803,299     $ 706,877,258
                                                                                            ===============================


*Distributions were decreased by net realized loss from security transactions of $25,675 in 2000 and $11,084 in 1999.


                     See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three series (the Funds). All Funds are diversified except the Franklin California Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund). The Funds' investment objectives are to provide tax-free income. The Franklin California Tax-Exempt Money Fund (Money Fund) also seeks to provide high current income consistent with capital preservation and liquidity.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Securities in the Money Fund are valued at amortized cost which approximates value.

b. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. For the Franklin California Insured Tax-Free Income Fund (Insured Fund) and the Intermediate-Term Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund.


FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. INSURANCE

The scheduled payments of interest and principal for each long-term municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, a secondary insurance policy, or by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Effective February 1, 2000, the Insured Fund began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

          CLASS A                               CLASS A, CLASS B & CLASS C
          ----------------------------------------------------------------
          Intermediate-Term Fund                Insured Fund
          Money Fund

At June 30, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the funds' shares were as follows:

                                                          INSURED FUND               INTERMEDIATE-TERM FUND          MONEY FUND
                                                  -------------------------------------------------------------------------------
                                                    SHARES            AMOUNT         SHARES          AMOUNT            AMOUNT
                                                  -------------------------------------------------------------------------------
CLASS A SHARES:
Year ended June 30, 2000
 Shares sold ..................................    23,256,442    $  270,668,689     5,271,846    $  57,176,503    $ 1,094,130,676
 Shares issued in reinvestment of distributions     3,254,614        37,976,179       475,155        5,154,865         19,301,458
 Shares redeemed ..............................   (40,404,420)     (469,643,447)   (6,105,607)     (66,200,749)    (1,123,506,093)
                                                  -------------------------------------------------------------------------------
 Net decrease .................................   (13,893,364)   $ (160,998,579)     (358,606)   $  (3,869,381)   $   (10,073,959)
                                                  ===============================================================================
Year ended June 30, 1999
 Shares sold ..................................    29,553,520    $  370,514,398     7,753,731    $  88,121,907    $ 1,033,213,640
 Shares issued in reinvestment of distributions     3,539,619        44,284,162       446,478        5,064,927         15,576,778
 Shares redeemed ..............................   (24,337,250)     (304,557,363)   (4,571,261)     (51,807,114)      (998,637,726)
                                                  -------------------------------------------------------------------------------
 Net increase .................................     8,755,889    $  110,241,197     3,628,948    $  41,379,720    $    50,152,692
                                                  ===============================================================================

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                            INSURED FUND
                                                    ----------------------------
                                                       SHARES          AMOUNT
                                                    ----------------------------
CLASS B SHARES:
 Year ended June 30, 2000(a)
 Shares sold ..................................         159,424     $  1,849,738
 Shares issued in reinvestment of distributions             537            6,248
                                                    ----------------------------
 Net increase .................................         159,961     $  1,855,986
                                                    ============================
CLASS C SHARES:
Year ended June 30, 2000
 Shares sold ..................................       1,270,677     $ 14,960,202
 Shares issued in reinvestment of distributions         185,479        2,180,509
 Shares redeemed ..............................      (2,348,447)     (27,562,774)
                                                    ----------------------------
 Net decrease .................................        (892,291)    $(10,422,063)
                                                    ============================
Year ended June 30, 1999
 Shares sold ..................................       2,862,343     $ 36,108,219
 Shares issued in reinvestment of distributions         187,570        2,360,890
 Shares redeemed ..............................        (878,664)     (11,054,101)
                                                    ----------------------------
 Net increase .................................       2,171,249     $ 27,415,008
                                                    ----------------------------

(a)For the period February 1, 2000 (effective date) to June 30, 2000.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or trustees of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Insured Fund and the Intermediate-Term Fund pay investment management fees to Advisers based on the month-end net assets of each fund, and the Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

       ANNUALIZED
        FEE RATE     NET ASSETS
       -----------------------------------------------------------------
         .625%       First $100 million
         .500%       Over $100 million, up to and including $250 million
         .450%       In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Advisers agreed in advance to waive management fees for the Intermediate-Term Fund, as noted in the Statement of Operations.

The Intermediate-Term Fund reimburses Distributors up to .10% per year of its average daily net assets, and the Insured Fund reimburses Distributors up to
 .10%, .65% and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the funds' shares, and received contingent deferred sales charges for the year as follows:

                                      INSURED     INTERMEDIATE-     MONEY
                                       FUND         TERM FUND       FUND
                                      ------------------------------------
          Net commissions
           paid                       $316,660       $16,819           --
          Contingent deferred
           sales charges              $104,049       $ 1,648       $23,920

The Funds paid transfer agent fees of $1,042,725 of which $841,607 was paid to Investor Services.

Included in professional fees are legal fees of $13,552 that were paid to a law firm in which a partner of that firm was an officer of the Funds.


4. INCOME TAXES

At June 30, 2000, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                       INSURED      INTERMEDIATE-     MONEY
                                        FUND          TERM FUND        FUND
                                     ---------------------------------------
          Capital loss carryovers
           expiring in:
            2003                     $       --       $102,640       $14,563
            2005                             --            --          1,444
            2006                             --            --          9,957
            2007                             --            --          4,593
            2008                      13,879,097        90,667         9,293
                                     ---------------------------------------
                                     $13,879,097      $193,307       $39,850
                                     =======================================

At June 30, 2000, the Insured Fund, the Intermediate-Term Fund and the Money Fund have deferred capital losses occurring subsequent to October 31, 1999 of $7,910,125, $319,995 and $25,675, respectively. For tax purposes, such losses will be reflected in the year ending June 30, 2001.


FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (continued)


4. INCOME TAXES (CONT.)

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                             INSURED          INTERMEDIATE-
                                               FUND             TERM FUND
                                          --------------------------------
          Investments at cost             $1,581,456,870      $184,021,780
                                          ================================
          Unrealized appreciation         $   48,829,289      $  2,948,337
          Unrealized depreciation            (21,765,968)       (2,672,352)
                                          --------------------------------
          Net unrealized appreciation     $   27,063,321      $    275,985
                                          ================================


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2000 were as follows:

                                        INSURED        INTERMEDIATE-
                                         FUND            TERM FUND
                                      ------------------------------
          Purchases                   $490,476,346      $19,256,158
          Sales                       $653,752,520      $40,640,646


6. CREDIT RISK

The Funds have investments in excess of 10% of their total net assets in the state of California. Such concentration may subject the Funds more significantly to economic changes occurring within that state.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin California Tax-Free Trust (hereafter referred to as the "Funds") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 4, 2000


FRANKLIN CALIFORNIA TAX-FREE TRUST
Tax Designation

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Trust hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2000.



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